United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7115
(Investment Company Act File Number)

Federated Hermes Total Return Series, Inc.
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-09-30

Date of Reporting Period: 2025-09-30

Item 1.	Reports to Stockholders

Federated Hermes Core Bond Fund

Class A Shares | FGFSX

Annual Shareholder Report - September 30, 2025

A Portfolio of Federated Hermes Total Return Series, Inc.

This annual shareholder report contains important information about the Federated Hermes Core Bond Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$59	0.58%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index (the “Index”). See the Average Annual Total Returns table below for the returns of the Fund and Index. The Fund seeks to provide total return by investing primarily in a diversified portfolio of fixed-income securities including U.S. government securities, investment-grade corporate debt securities and mortgage-backed securities.

Top Contributors to Performance

  The Fund’s duration positioning relative to the Index was a positive contributor as interest rates fell and the Fund maintained a longer-than-Index duration position.

  Yield curve positioning was a positive contributor as the Fund had overweight allocations to the short- and medium-term part of the yield curve and underweight allocations to the longer end as the curve steepened over the period.

Top Detractor from Performance

  The Fund’s underweight allocation to the corporate bond sector detracted from relative Fund performance as corporate spreads tightened.

Annual Shareholder Report

Federated Hermes Core Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 9/30/2015 to 9/30/2025

Total Return Based on $10,000 Investment

	Class A Shares with sales load	Bloomberg US Aggregate Bond Index
9/30/2015	$9,548	$10,000
9/30/2016	$9,893	$10,519
9/30/2017	$9,893	$10,527
9/30/2018	$9,776	$10,399
9/30/2019	$10,442	$11,470
9/30/2020	$10,848	$12,271
9/30/2021	$11,168	$12,161
9/30/2022	$9,473	$10,385
9/30/2023	$9,469	$10,452
9/30/2024	$10,575	$11,661
9/30/2025	$10,802	$11,998

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	(2.48%)	(1.00%)	0.77%
Class A Shares without sales load	2.14%	(0.09%)	1.24%
Bloomberg US Aggregate Bond Index	2.88%	(0.45%)	1.84%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$10,562,745
  Number of Investments1
  Portfolio Turnover160%
  Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)59%
  Total Advisory Fees Paid$0

Annual Shareholder Report

Federated Hermes Core Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	104.3%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q804

29311-A (11/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Core Bond Fund

Institutional Shares | FGFIX

Annual Shareholder Report - September 30, 2025

A Portfolio of Federated Hermes Total Return Series, Inc.

This annual shareholder report contains important information about the Federated Hermes Core Bond Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$33	0.33%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Aggregate Bond Index (the “Index”). See the Average Annual Total Returns table below for the returns of the Fund and Index. The Fund seeks to provide total return by investing primarily in a diversified portfolio of fixed-income securities including U.S. government securities, investment-grade corporate debt securities and mortgage-backed securities.

Top Contributors to Performance

  The Fund’s duration positioning relative to the Index was a positive contributor as interest rates fell and the Fund maintained a longer-than-Index duration position.

  Yield curve positioning was a positive contributor as the Fund had overweight allocations to the short- and medium-term part of the yield curve and underweight allocations to the longer end as the curve steepened over the period.

Top Detractor from Performance

  The Fund’s underweight allocation to the corporate bond sector detracted from relative Fund performance as corporate spreads tightened.

Annual Shareholder Report

Federated Hermes Core Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 9/30/2015 to 9/30/2025

Total Return Based on $10,000 Investment

	Institutional Shares	Bloomberg US Aggregate Bond Index
9/30/2015	$10,000	$10,000
9/30/2016	$10,404	$10,519
9/30/2017	$10,424	$10,527
9/30/2018	$10,331	$10,399
9/30/2019	$11,069	$11,470
9/30/2020	$11,545	$12,271
9/30/2021	$11,918	$12,161
9/30/2022	$10,137	$10,385
9/30/2023	$10,158	$10,452
9/30/2024	$11,372	$11,661
9/30/2025	$11,659	$11,998

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	2.52%	0.20%	1.55%
Bloomberg US Aggregate Bond Index	2.88%	(0.45%)	1.84%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$10,562,745
  Number of Investments1
  Portfolio Turnover160%
  Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)59%
  Total Advisory Fees Paid$0

Annual Shareholder Report

Federated Hermes Core Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	104.3%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q887

29311-B (11/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Ultrashort Bond Fund

Class A Shares | FULAX

Annual Shareholder Report - September 30, 2025

A Portfolio of Federated Hermes Total Return Series, Inc.

This annual shareholder report contains important information about the Federated Hermes Ultrashort Bond Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$52	0.51%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Short-Term Government/Corporate Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return consistent with current income by investing primarily in a diversified portfolio of investment-grade debt securities.

Top Contributors to Performance

  Sector allocation added 0.93% of excess returns primarily from asset-backed securities, mortgage-backed securities and a small allocation to high-yield securities which all outperformed U.S. Treasuries during the reporting period.

  Security selection, primarily from investment-grade corporate bond securities, added 0.22% of excess return during the fiscal year.

Top Detractors from Performance

  Duration and yield curve management detracted 0.06% from relative Fund performance as the Fund’s duration was positioned longer than the Index in a period where U.S. Treasury rates were on average higher than at the beginning of the fiscal year.

Annual Shareholder Report

Federated Hermes Ultrashort Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 9/30/2015 to 9/30/2025

Total Return Based on $10,000 Investment

	Class A Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Short-Term Government/Corporate Index	Lipper Ultra-Short Obligations Funds Average
9/30/2015	$10,000	$10,000	$10,000	$10,000
9/30/2016	$10,103	$10,519	$10,064	$10,123
9/30/2017	$10,208	$10,527	$10,154	$10,265
9/30/2018	$10,350	$10,399	$10,316	$10,441
9/30/2019	$10,638	$11,470	$10,602	$10,727
9/30/2020	$10,854	$12,271	$10,794	$10,919
9/30/2021	$10,970	$12,161	$10,815	$10,983
9/30/2022	$10,754	$10,385	$10,788	$10,874
9/30/2023	$11,222	$10,452	$11,271	$11,413
9/30/2024	$12,007	$11,661	$11,928	$12,153
9/30/2025	$12,627	$11,998	$12,464	$12,738

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares	5.16%	3.07%	2.36%
Bloomberg US Aggregate Bond Index	2.88%	(0.45%)	1.84%
Bloomberg US Short-Term Government/Corporate Index	4.50%	2.92%	2.23%
Lipper Ultra-Short Obligations Funds Average	4.81%	3.13%	2.44%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$3,261,215,226
  Number of Investments436
  Portfolio Turnover30%
  Total Advisory Fees Paid$6,862,366

Annual Shareholder Report

Federated Hermes Ultrashort Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.1%
Agency Risk Transfer Securities	0.7%
Project and Trade Finance Core Fund	1.9%
Mortgage-Backed Securities	2.8%
Bank Loan Core Fund	3.2%
Commerical Mortgage-Backed Securities	5.7%
Cash Equivalents	7.2%
Collateralized Mortgage Obligations	16.0%
Corporate Bonds	25.8%
Asset-Backed Securities	38.8%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q762

29291-A (11/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Ultrashort Bond Fund

Institutional Shares | FULIX

Annual Shareholder Report - September 30, 2025

A Portfolio of Federated Hermes Total Return Series, Inc.

This annual shareholder report contains important information about the Federated Hermes Ultrashort Bond Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$37	0.36%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Short-Term Government/Corporate Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return consistent with current income by investing primarily in a diversified portfolio of investment-grade debt securities.

Top Contributors to Performance

  Sector allocation added 0.93% of excess returns primarily from asset-backed securities, mortgage-backed securities and a small allocation to high-yield securities which all outperformed U.S. Treasuries during the reporting period.

  Security selection, primarily from investment-grade corporate bond securities, added 0.22% of excess return during the fiscal year.

Top Detractors from Performance

  Duration and yield curve management detracted 0.06% from relative Fund performance as the Fund’s duration was positioned longer than the Index in a period where U.S. Treasury rates were on average higher than at the beginning of the fiscal year.

Annual Shareholder Report

Federated Hermes Ultrashort Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 9/30/2015 to 9/30/2025

Total Return Based on $10,000 Investment

	Institutional Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Short-Term Government/Corporate Index	Lipper Ultra-Short Obligations Funds Average
9/30/2015	$10,000	$10,000	$10,000	$10,000
9/30/2016	$10,148	$10,519	$10,064	$10,123
9/30/2017	$10,321	$10,527	$10,154	$10,265
9/30/2018	$10,510	$10,399	$10,316	$10,441
9/30/2019	$10,863	$11,470	$10,602	$10,727
9/30/2020	$11,119	$12,271	$10,794	$10,919
9/30/2021	$11,255	$12,161	$10,815	$10,983
9/30/2022	$11,050	$10,385	$10,788	$10,874
9/30/2023	$11,535	$10,452	$11,271	$11,413
9/30/2024	$12,374	$11,661	$11,928	$12,153
9/30/2025	$13,019	$11,998	$12,464	$12,738

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	5.21%	3.21%	2.67%
Bloomberg US Aggregate Bond Index	2.88%	(0.45%)	1.84%
Bloomberg US Short-Term Government/Corporate Index	4.50%	2.92%	2.23%
Lipper Ultra-Short Obligations Funds Average	4.81%	3.13%	2.44%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$3,261,215,226
  Number of Investments436
  Portfolio Turnover30%
  Total Advisory Fees Paid$6,862,366

Annual Shareholder Report

Federated Hermes Ultrashort Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.1%
Agency Risk Transfer Securities	0.7%
Project and Trade Finance Core Fund	1.9%
Mortgage-Backed Securities	2.8%
Bank Loan Core Fund	3.2%
Commerical Mortgage-Backed Securities	5.7%
Cash Equivalents	7.2%
Collateralized Mortgage Obligations	16.0%
Corporate Bonds	25.8%
Asset-Backed Securities	38.8%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q747

29291-B (11/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Ultrashort Bond Fund

Class R6 Shares | FULLX

Annual Shareholder Report - September 30, 2025

A Portfolio of Federated Hermes Total Return Series, Inc.

This annual shareholder report contains important information about the Federated Hermes Ultrashort Bond Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$36	0.35%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Short-Term Government/Corporate Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return consistent with current income by investing primarily in a diversified portfolio of investment-grade debt securities.

Top Contributors to Performance

  Sector allocation added 0.93% of excess returns primarily from asset-backed securities, mortgage-backed securities and a small allocation to high-yield securities which all outperformed U.S. Treasuries during the reporting period.

  Security selection, primarily from investment-grade corporate bond securities, added 0.22% of excess return during the fiscal year.

Top Detractors from Performance

  Duration and yield curve management detracted 0.06% from relative Fund performance as the Fund’s duration was positioned longer than the Index in a period where U.S. Treasury rates were on average higher than at the beginning of the fiscal year.

Annual Shareholder Report

Federated Hermes Ultrashort Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 9/30/2015 to 9/30/2025

Total Return Based on $10,000 Investment

	Class R6 Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Short-Term Government/Corporate Index	Lipper Ultra-Short Obligations Funds Average
9/30/2015	$10,000	$10,000	$10,000	$10,000
9/30/2016	$10,148	$10,519	$10,064	$10,123
9/30/2017	$10,321	$10,527	$10,154	$10,265
9/30/2018	$10,510	$10,399	$10,316	$10,441
9/30/2019	$10,863	$11,470	$10,602	$10,727
9/30/2020	$11,120	$12,271	$10,794	$10,919
9/30/2021	$11,257	$12,161	$10,815	$10,983
9/30/2022	$11,054	$10,385	$10,788	$10,874
9/30/2023	$11,540	$10,452	$11,271	$11,413
9/30/2024	$12,381	$11,661	$11,928	$12,153
9/30/2025	$13,027	$11,998	$12,464	$12,738

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	5.22%	3.22%	2.68%
Bloomberg US Aggregate Bond Index	2.88%	(0.45%)	1.84%
Bloomberg US Short-Term Government/Corporate Index	4.50%	2.92%	2.23%
Lipper Ultra-Short Obligations Funds Average	4.81%	3.13%	2.44%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$3,261,215,226
  Number of Investments436
  Portfolio Turnover30%
  Total Advisory Fees Paid$6,862,366

Annual Shareholder Report

Federated Hermes Ultrashort Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.1%
Agency Risk Transfer Securities	0.7%
Project and Trade Finance Core Fund	1.9%
Mortgage-Backed Securities	2.8%
Bank Loan Core Fund	3.2%
Commerical Mortgage-Backed Securities	5.7%
Cash Equivalents	7.2%
Collateralized Mortgage Obligations	16.0%
Corporate Bonds	25.8%
Asset-Backed Securities	38.8%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q713

29291-D (11/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Ultrashort Bond Fund

Service Shares | FULBX

Annual Shareholder Report - September 30, 2025

A Portfolio of Federated Hermes Total Return Series, Inc.

This annual shareholder report contains important information about the Federated Hermes Ultrashort Bond Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$47	0.46%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Bloomberg US Short-Term Government/Corporate Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return consistent with current income by investing primarily in a diversified portfolio of investment-grade debt securities.

Top Contributors to Performance

  Sector allocation added 0.93% of excess returns primarily from asset-backed securities, mortgage-backed securities and a small allocation to high-yield securities which all outperformed U.S. Treasuries during the reporting period.

  Security selection, primarily from investment-grade corporate bond securities, added 0.22% of excess return during the fiscal year.

Top Detractors from Performance

  Duration and yield curve management detracted 0.06% from relative Fund performance as the Fund’s duration was positioned longer than the Index in a period where U.S. Treasury rates were on average higher than at the beginning of the fiscal year.

Annual Shareholder Report

Federated Hermes Ultrashort Bond Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 9/30/2015 to 9/30/2025

Total Return Based on $10,000 Investment

	Service Shares	Bloomberg US Aggregate Bond Index	Bloomberg US Short-Term Government/Corporate Index	Lipper Ultra-Short Obligations Funds Average
9/30/2015	$10,000	$10,000	$10,000	$10,000
9/30/2016	$10,102	$10,519	$10,064	$10,123
9/30/2017	$10,228	$10,527	$10,154	$10,265
9/30/2018	$10,381	$10,399	$10,316	$10,441
9/30/2019	$10,669	$11,470	$10,602	$10,727
9/30/2020	$10,904	$12,271	$10,794	$10,919
9/30/2021	$11,026	$12,161	$10,815	$10,983
9/30/2022	$10,815	$10,385	$10,788	$10,874
9/30/2023	$11,278	$10,452	$11,271	$11,413
9/30/2024	$12,087	$11,661	$11,928	$12,153
9/30/2025	$12,717	$11,998	$12,464	$12,738

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Service Shares	5.22%	3.12%	2.43%
Bloomberg US Aggregate Bond Index	2.88%	(0.45%)	1.84%
Bloomberg US Short-Term Government/Corporate Index	4.50%	2.92%	2.23%
Lipper Ultra-Short Obligations Funds Average	4.81%	3.13%	2.44%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$3,261,215,226
  Number of Investments436
  Portfolio Turnover30%
  Total Advisory Fees Paid$6,862,366

Annual Shareholder Report

Federated Hermes Ultrashort Bond Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.1%
Agency Risk Transfer Securities	0.7%
Project and Trade Finance Core Fund	1.9%
Mortgage-Backed Securities	2.8%
Bank Loan Core Fund	3.2%
Commerical Mortgage-Backed Securities	5.7%
Cash Equivalents	7.2%
Collateralized Mortgage Obligations	16.0%
Corporate Bonds	25.8%
Asset-Backed Securities	38.8%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31428Q754

29291-C (11/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 – $122,847

Fiscal year ended 2024 – $116,920

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2025 - $147,708

Fiscal year ended 2024 - $236,471

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
September 30, 2025

Share Class | Ticker	A | FGFSX	Institutional | FGFIX

Federated Hermes Core Bond Fund

A Portfolio of Federated Hermes Total Return Series, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
September 30, 2025
Shares		Value
	INVESTMENT COMPANY—104.3%
11,020,832	Federated Hermes Government Obligations Fund, Premier Shares, 4.06%[1,2] (IDENTIFIED COST $11,020,832)	$11,020,832
	TOTAL INVESTMENT IN SECURITIES—104.3% (IDENTIFIED COST $11,020,832)[3]	11,020,832
	OTHER ASSETS AND LIABILITIES - NET—(4.3)%[4]	(458,087)
	NET ASSETS—100%	$10,562,745
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2025, were as follows:
	Federated Hermes Corporate Bond Strategy Portfolio	Federated Hermes Government Obligations Fund, Premier Shares	Mortgage Core Fund	Total of Affiliated Transactions
Value as of 9/30/2024	$5,788,764	$1,292,566	$4,491,522	$11,572,852
Purchases at Cost	$—	$25,267,561	$152,721	$25,420,282
Proceeds from Sales	$(5,726,094)	$(15,539,295)	$(4,514,063)	$(25,779,452)
Change in Unrealized Appreciation/Depreciation	$261,328	$—	$214,220	$475,548
Net Realized Gain/(Loss)	$(323,998)	$—	$(344,400)	$(668,398)
Value as of 9/30/2025	$—	$11,020,832	$—	$11,020,832
Shares Held as of 9/30/2025	—	11,020,832	—	11,020,832
Dividend Income	$218,899	$76,107	$156,776	$451,782

1
Federated Hermes Core Bond Fund invests primarily in Federated Hermes Government Obligations Fund. Therefore, the Federated Hermes Government
Obligations Fund financial statements and notes to financial statements are included on pages 16 through 44.

2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at September 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At September 30, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares1
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.43	$7.83	$8.09	$9.87	$9.77
Income From Investment Operations:
Net investment income (loss)[2]	0.32	0.32	0.27	0.17	0.12
Net realized and unrealized gain (loss)	(0.15)	0.58	(0.27)	(1.64)	0.17
Total From Investment Operations	0.17	0.90	—	(1.47)	0.29
Less Distributions:
Distributions from net investment income	(0.32)	(0.30)	(0.26)	(0.31)	(0.19)
Net Asset Value, End of Period	$8.28	$8.43	$7.83	$8.09	$9.87
Total Return[3]	2.14%	11.69%	(0.05)%	(15.17)%	2.94%
Ratios to Average Net Assets:
Net expenses[4]	0.58%	0.58%	0.58%	0.58%	0.62%
Net investment income	3.89%	3.95%	3.24%	1.88%	1.24%
Expense waiver/reimbursement[5]	1.29%	1.91%	2.76%	2.18%	1.47%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,076	$1,078	$1,925	$1,671	$2,521
Portfolio turnover[6]	160%	97%	41%	131%	216%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[6]	59%	34%	37%	68%	82%

1	The Fund’s former Service Shares were re-designated as Class A Shares, effective May 27, 2021.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.44	$7.84	$8.10	$9.88	$9.78
Income From Investment Operations:
Net investment income (loss)[1]	0.34	0.33	0.28	0.19	0.15
Net realized and unrealized gain (loss)	(0.14)	0.59	(0.26)	(1.64)	0.16
Total From Investment Operations	0.20	0.92	0.02	(1.45)	0.31
Less Distributions:
Distributions from net investment income	(0.34)	(0.32)	(0.28)	(0.33)	(0.21)
Net Asset Value, End of Period	$8.30	$8.44	$7.84	$8.10	$9.88
Total Return[2]	2.52%	11.94%	0.21%	(14.94)%	3.23%
Ratios to Average Net Assets:
Net expenses[3]	0.33%	0.33%	0.33%	0.33%	0.33%
Net investment income	4.20%	4.03%	3.48%	2.10%	1.53%
Expense waiver/reimbursement[4]	1.22%	1.57%	2.75%	2.12%	1.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,487	$23,438	$8,930	$9,742	$17,173
Portfolio turnover[5]	160%	97%	41%	131%	216%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[5]	59%	34%	37%	68%	82%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
September 30, 2025

Assets:
Investment in securities, at value including $11,020,832 of investments in affiliated holdings* (identified cost $11,020,832, including $11,020,832 of identified cost in affiliated holdings)	$11,020,832
Cash	20,103
Income receivable from affiliated holdings	11,709
Receivable for shares sold	15,568
Total Assets	11,068,212
Liabilities:
Payable for shares redeemed	445,092
Income distribution payable	4,966
Payable to adviser (Note 5)	1,836
Payable for portfolio accounting fees	23,698
Payable for share registration costs	10,622
Payable for other service fees (Notes 2 and 5)	617
Accrued expenses (Note 5)	18,636
Total Liabilities	505,467
Net assets for 1,273,703 shares outstanding	$10,562,745
Net Assets Consist of:
Paid-in capital	$14,597,179
Total distributable earnings (loss)	(4,034,434)
Net Assets	$10,562,745
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($3,075,604 ÷ 371,315), $0.001 par value, 500,000,000 shares authorized	$8.28
Offering price per share (100/95.50 of $8.28)	$8.67
Redemption proceeds per share	$8.28
Institutional Shares:
Net asset value per share ($7,487,141 ÷ 902,388), $0.001 par value, 1,000,000,000 shares authorized	$8.30
Offering price per share	$8.30
Redemption proceeds per share	$8.30

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended September 30, 2025

Investment Income:
Interest	$646,692
Dividends received from affiliated holdings*	451,782
TOTAL INCOME	1,098,474
Expenses:
Investment adviser fee (Note 5)	84,708
Administrative fee (Note 5)	19,658
Custodian fees	14,069
Transfer agent fees	15,483
Directors’/Trustees’ fees (Note 5)	2,650
Auditing fees	39,270
Legal fees	13,573
Portfolio accounting fees	102,412
Other service fees (Notes 2 and 5)	3,621
Share registration costs	46,778
Printing and postage	33,956
Miscellaneous (Note 5)	5,722
TOTAL EXPENSES	381,900
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(84,708)
Reimbursement of other operating expenses (Notes 2 and 5)	(212,517)
TOTAL WAIVER AND REIMBURSEMENTS	(297,225)
Net expenses	84,675
Net investment income	1,013,799
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including net realized loss of $(668,398) on sales of investments in affiliated holdings*)	(1,059,123)
Net realized gain on futures contracts	2,004
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $475,548 on investments in affiliated holdings*)	661,193
Net change in unrealized depreciation of futures contracts	496
Net realized and unrealized gain (loss) on investments and futures contracts	(395,430)
Change in net assets resulting from operations	$618,369

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended September 30	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,013,799	$754,926
Net realized gain (loss)	(1,057,119)	51,701
Net change in unrealized appreciation/depreciation	661,689	1,160,174
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	618,369	1,966,801
Distributions to Shareholders:
Class A Shares	(56,704)	(46,109)
Institutional Shares	(950,590)	(699,220)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,007,294)	(745,329)
Share Transactions:
Proceeds from sale of shares	6,111,114	17,528,602
Net asset value of shares issued to shareholders in payment of distributions declared	934,831	641,862
Cost of shares redeemed	(20,610,360)	(5,732,052)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,564,415)	12,438,412
Change in net assets	(13,953,340)	13,659,884
Net Assets:
Beginning of period	24,516,085	10,856,201
End of period	$10,562,745	$24,516,085
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
September 30, 2025
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Core Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
On October 27, 2023, the Fund’s Class R6 Shares were liquidated.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $297,225 is disclosed in Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended September 30, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$3,621
For the year ended September 30, 2025, the Fund’s Institutional Shares did not incur other service fees.
Annual Financial Statements and Additional Information

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
At September 30, 2025, the Fund had no outstanding futures contracts.
The average notional value of long and short futures contracts held by the Fund throughout the period was $5,606,154 and $339,305, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Option Contracts
The Fund buys or sells put and call options to manage duration and yield curve risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At September 30, 2025, the Fund had no outstanding purchased or written option contracts.
The average market value of purchased call options held by the Fund throughout the period was $337. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Annual Financial Statements and Additional Information

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$2,004	$(5,361)	$(3,357)

1	The net realized loss on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$496
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Year Ended 9/30/2025		Year Ended 9/30/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	297,006	$2,426,523	19,128	$158,328
Shares issued to shareholders in payment of distributions declared	6,898	56,666	4,961	40,285
Shares redeemed	(60,491)	(495,623)	(142,082)	(1,160,364)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	243,413	$1,987,566	(117,993)	$(961,751)
	Year Ended 9/30/2025		Year Ended 9/30/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	450,212	$3,684,591	2,125,730	$17,370,274
Shares issued to shareholders in payment of distributions declared	106,982	878,165	73,623	601,577
Shares redeemed	(2,431,442)	(20,114,737)	(562,287)	(4,570,206)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,874,248)	$(15,551,981)	1,637,066	$13,401,645
	Year Ended 9/30/2025		Year Ended 9/30/2024
Class R6 Shares:[1]	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	(193)	(1,482)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	—	$—	(193)	$(1,482)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,630,835)	$(13,564,415)	1,518,880	$12,438,412

1	Class R6 Shares were liquidated on October 27, 2023.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$1,007,294	$745,329
Annual Financial Statements and Additional Information

As of September 30, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$7,938
Capital loss carryforwards	$(4,042,372)
TOTAL	$(4,034,434)
As of September 30, 2025, the Fund had a capital loss carryforward of $4,042,372 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$2,249,877	$1,792,495	$4,042,372
The Fund used capital loss carryforwards of $121,772 to offset capital gains realized during the year ended September 30, 2025.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.35% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended September 30, 2025, the Adviser voluntarily waived $83,499 of its fee and voluntarily reimbursed $212,517 of other operating expenses.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2025, the Adviser reimbursed $1,209.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2025, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC.
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2025, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2025, FSC did not retain sales charges from the sale of the Class A Shares.
Other Service Fees
For the year ended September 30, 2025, FSSC received $1,239 of the other service fees disclosed in Note 2.
Annual Financial Statements and Additional Information

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.58% and 0.33% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2025, were as follows:
Purchases	$152,721
Sales	$11,734,762
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2025, the Fund had no outstanding loans. During the year ended September 30, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2025, there were no outstanding loans. During the year ended September 30, 2025, the program was not utilized.
9. Operating Segments
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Annual Financial Statements and Additional Information

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. SUBSEQUENT EVENT
On August 15, 2025, the Board approved a Plan of Liquidation for the Fund pursuant to which the Fund will be liquidated on or about November 14, 2025.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended September 30, 2025, 99.9% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Shareholders of Federated Hermes Core Bond Fund and the Board of Directors of Federated Hermes Total Return Series, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Core Bond Fund (the Fund), a portfolio of Federated Hermes Total Return Series, Inc., including the portfolio of investments, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and transfer agent of the underlying fund. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
November 21, 2025
Annual Financial Statements and Additional Information

Federated Hermes Government Obligations Fund
Financial Statements and Notes to Financial Statements
Federated Hermes Core Bond Fund invests primarily in Federated Hermes Government Obligations Fund. Therefore, the Federated Hermes Government Obligations Fund financial statements and notes to financial statements are included on pages 16 through 44.
Federated Hermes Government Obligations Fund
Annual Financial Statements and Additional Information

Portfolio of Investments
July 31, 2025
Principal Amount			Value
		GOVERNMENT AGENCIES—17.7%
$ 100,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.360% (SOFR +0.040%), 8/1/2025	$ 100,000,000
191,975,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.375% (SOFR +0.055%), 8/1/2025	191,975,000
119,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.385% (SOFR +0.065%), 8/1/2025	119,900,000
909,665,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.400% (SOFR +0.080%), 8/1/2025	909,455,325
80,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.405% (SOFR +0.085%), 8/1/2025	80,000,000
415,775,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.410% (SOFR +0.090%), 8/1/2025	415,775,000
614,750,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.415% (SOFR +0.095%), 8/1/2025	614,750,000
531,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.420% (SOFR +0.100%), 8/1/2025	531,888,741
1,095,450,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.425% (SOFR +0.105%), 8/1/2025	1,095,450,000
570,700,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.430% (SOFR +0.110%), 8/1/2025	570,700,000
193,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.435% (SOFR +0.115%), 8/1/2025	193,900,000
489,800,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.440% (SOFR +0.120%), 8/1/2025	489,800,000
395,825,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.445% (SOFR +0.125%), 8/1/2025	395,825,000
1,572,250,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.450% (SOFR +0.130%), 8/1/2025	1,572,250,000
192,900,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.455% (SOFR +0.135%), 8/1/2025	192,900,000
442,850,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.460% (SOFR +0.140%), 8/1/2025	442,850,000
685,650,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.465% (SOFR +0.145%), 8/1/2025	685,650,000
1,372,350,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.470% (SOFR +0.150%), 8/1/2025	1,372,340,609
441,875,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.475% (SOFR +0.155%), 8/1/2025	441,875,000
143,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 4.480% (SOFR +0.160%), 8/1/2025	143,000,000
1,791,150,000		Federal Home Loan Bank System Discount Notes, 4.100% - 4.270%, 10/10/2025 - 1/2/2026	1,769,259,744
1,704,700,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.320% (SOFR +0.000%), 8/1/2025	1,704,700,000
1,239,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.325% (SOFR +0.005%), 8/1/2025	1,239,500,000
694,700,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.340% (SOFR +0.020%), 8/1/2025	694,700,000
1,008,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.345% (SOFR +0.025%), 8/1/2025	1,008,500,000
1,221,250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.355% (SOFR +0.035%), 8/1/2025	1,221,250,000
824,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.385% (SOFR +0.065%), 8/1/2025	824,500,000
490,750,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.395% (SOFR +0.075%), 8/1/2025	490,750,000
255,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.405% (SOFR +0.085%), 8/1/2025	255,000,000
398,900,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.420% (SOFR +0.100%), 8/1/2025	398,900,000
50,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.430% (SOFR +0.110%), 8/1/2025	50,000,000
638,850,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.440% (SOFR +0.120%), 8/1/2025	638,850,000
219,900,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.455% (SOFR +0.135%), 8/1/2025	219,900,000
414,800,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.465% (SOFR +0.145%), 8/1/2025	414,800,000
404,750,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.475% (SOFR +0.155%), 8/1/2025	404,755,980
339,800,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.480% (SOFR +0.160%), 8/1/2025	339,800,000
418,800,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 4.505% (SOFR +0.185%), 8/1/2025	419,031,774
6,732,000,000		Federal Home Loan Bank System, 4.335% - 4.445%, 1/14/2026 - 6/18/2026	6,732,000,000
399,800,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 4.415% (SOFR +0.095%), 8/1/2025	399,800,000
212,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 4.430% (SOFR +0.110%), 8/1/2025	212,000,000
338,850,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 4.460% (SOFR +0.140%), 8/1/2025	338,850,000
350,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 4.420% (SOFR +0.100%), 8/1/2025	350,000,000
105,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 4.440% (SOFR +0.120%), 8/1/2025	105,000,000
830,700,000	[1]	Federal National Mortgage Association Floating Rate Notes, 4.460% (SOFR +0.140%), 8/1/2025	830,700,000
272,058,000	[1]	Housing and Urban Development Floating Rate Notes, 4.545% (91-day T-Bill +0.350%), 8/1/2025	272,058,000
		TOTAL GOVERNMENT AGENCIES	31,894,890,173
		U.S. TREASURIES—20.4%
	[2]	U.S. Treasury Bills—15.8%
1,705,000,000		United States Treasury Bills, 3.925%, 7/9/2026	1,641,424,814
Federated Hermes Government Obligations Fund
Annual Financial Statements and Additional Information

Principal Amount			Value
		U.S. TREASURIES—continued
	[2]	U.S. Treasury Bills—continued
$ 2,475,000,000		United States Treasury Bills, 3.930% - 3.960%, 5/14/2026	$ 2,397,540,669
876,000,000		United States Treasury Bills, 3.940%, 6/11/2026	845,895,773
1,754,000,000		United States Treasury Bills, 3.945%, 3/19/2026	1,709,791,892
3,693,000,000		United States Treasury Bills, 4.025% - 4.125%, 1/22/2026	3,620,284,556
688,000,000		United States Treasury Bills, 4.050% - 4.070%, 10/2/2025	683,193,347
1,074,500,000		United States Treasury Bills, 4.050%, 11/28/2025	1,060,115,131
248,000,000		United States Treasury Bills, 4.050%, 2/19/2026	242,364,200
1,704,000,000		United States Treasury Bills, 4.060%, 10/16/2025	1,689,394,824
698,600,000		United States Treasury Bills, 4.070%, 12/26/2025	686,989,850
1,702,750,000		United States Treasury Bills, 4.100% - 4.150%, 10/30/2025	1,685,239,580
1,331,000,000		United States Treasury Bills, 4.120%, 1/29/2026	1,303,429,073
1,700,000,000		United States Treasury Bills, 4.125%, 1/15/2026	1,667,469,792
767,000,000		United States Treasury Bills, 4.135%, 9/4/2025	764,004,652
506,750,000		United States Treasury Bills, 4.150%, 12/4/2025	499,447,872
1,720,000,000		United States Treasury Bills, 4.150%, 12/11/2025	1,693,827,328
348,000,000		United States Treasury Bills, 4.210%, 12/2/2025	343,157,096
1,475,000,000		United States Treasury Bills, 4.220% - 4.223%, 11/18/2025	1,456,151,710
1,499,000,000		United States Treasury Bills, 4.225%, 11/25/2025	1,478,592,784
2,542,000,000		United States Treasury Bills, 4.235%, 10/21/2025	2,517,777,914
437,000,000		United States Treasury Bills, 4.240%, 10/23/2025	432,728,081
		TOTAL	28,418,820,938
		U.S. Treasury Notes—4.6%
1,755,000,000	[1]	United States Treasury Floating Rate Notes, 4.378% (91-day T-Bill +0.098%), 8/5/2025	1,754,783,030
769,000,000	[1]	United States Treasury Floating Rate Notes, 4.430% (91-day T-Bill +0.150%), 8/5/2025	768,962,208
2,128,000,000	[1]	United States Treasury Floating Rate Notes, 4.440% (91-day T-Bill +0.160%), 8/5/2025	2,128,329,459
1,541,000,000	[1]	United States Treasury Floating Rate Notes, 4.450% (91-day T-Bill +0.170%), 8/5/2025	1,540,778,559
719,500,000	[1]	United States Treasury Floating Rate Notes, 4.485% (91-day T-Bill +0.205%), 8/5/2025	720,050,176
312,000,000	[1]	United States Treasury Floating Rate Notes, 4.525% (91-day T-Bill +0.245%), 8/5/2025	312,064,320
349,000,000		United States Treasury Notes, 0.625%, 7/31/2026	337,684,473
451,000,000		United States Treasury Notes, 0.750% - 3.750%, 8/31/2026	436,635,936
352,000,000		United States Treasury Notes, 4.625%, 6/30/2026	353,523,993
		TOTAL	8,352,812,154
		TOTAL U.S. TREASURIES	36,771,633,092
		REPURCHASE AGREEMENTS—58.1%
175,000,000		Interest in $250,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,030,347 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/1/2054 and the market value of those underlying securities was $255,667,253.	175,000,000
550,000,000		Interest in $1,050,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,050,127,167 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2055 and the market value of those underlying securities was $1,071,000,037.	550,000,000
96,425,000		Interest in $400,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Bank of Nova Scotia will repurchase securities provided as collateral for $400,048,556 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2053 and the market value of those underlying securities was $408,049,599.	96,425,000
188,815,000		Interest in $750,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $750,091,042 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2057 and the market value of those underlying securities was $766,552,079.	188,815,000
275,000,000		Interest in $1,790,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,790,217,286 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2055 and the market value of those underlying securities was $1,826,021,632.	275,000,000
Federated Hermes Government Obligations Fund
Annual Financial Statements and Additional Information

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 1,640,000,000
Repurchase agreement 4.39%, dated 5/21/2025 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,657,799,011 on 8/18/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/1/2056 and the market value of those underlying securities was $1,696,138,355.
		$ 1,640,000,000
245,000,000	Interest in $1,245,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $1,245,151,129 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/16/2066 and the market value of those underlying securities was $1,275,499,366.	245,000,000
250,000,000	Interest in $1,250,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,250,151,736 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2053 and the market value of those underlying securities was $1,280,269,087.	250,000,000
500,000,000	Interest in $1,500,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $1,500,181,667 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2051 and the market value of those underlying securities was $1,530,185,335.	500,000,000
250,000,000	Repurchase agreement 4.37%, dated 7/31/2025 under which ING Financial Markets LLC will repurchase securities provided as collateral for $250,030,347 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2055 and the market value of those underlying securities was $255,030,954.	250,000,000
585,000,000	Interest in $1,585,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,585,191,961 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 6/30/2032 and the market value of those underlying securities was $1,616,895,866.	585,000,000
1,500,000,000	Interest in $1,900,000,000 joint repurchase agreement 4.35%, dated 7/31/2025 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,911,249,583 on 9/18/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/15/2065 and the market value of those underlying securities was $1,940,027,213.	1,500,000,000
1,519,000,000	Interest in $4,500,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $4,500,546,250 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2054 and the market value of those underlying securities was $4,590,557,176.	1,519,000,000
1,000,000,000	Interest in $1,200,000,000 joint repurchase agreement 4.34%, dated 7/8/2025 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,204,340,000 on 8/7/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/16/2066 and the market value of those underlying securities was $1,234,551,468.	1,000,000,000
185,000,000	Repurchase agreement 4.37%, dated 7/31/2025 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $185,022,457 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/6/2045 and the market value of those underlying securities was $188,723,726.	185,000,000
195,000,000	Interest in $1,195,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,195,145,060 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2055 and the market value of those underlying securities was $1,219,260,735.	195,000,000
1,700,000,000	Interest in $8,500,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $8,501,029,444 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2055 and the market value of those underlying securities was $8,670,000,005.	1,700,000,000
2,000,000,000	Interest in $8,500,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $8,501,029,444 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2051 and the market value of those underlying securities was $8,670,000,011.	2,000,000,000
700,000,000	Interest in $900,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $900,109,250 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2055 and the market value of those underlying securities was $918,000,000.	700,000,000
5,000,000,000	Repurchase agreement 4.34%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $5,000,602,778 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $5,100,000,015.	5,000,000,000
Federated Hermes Government Obligations Fund
Annual Financial Statements and Additional Information

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 500,000,000
Interest in $2,500,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Fixed Income Clearing
Corp. will repurchase securities provided as collateral for $2,500,302,778 on 8/1/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government
Agency securities with various maturities to 1/15/2028 and the market value of those underlying securities was $2,550,688,742.
		$ 500,000,000
250,000,000	Repurchase agreement 4.26%, dated 7/31/2025 under which Bank of Montreal will repurchase securities provided as collateral for $250,029,583 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $255,030,274.	250,000,000
2,850,000,000	Interest in $3,700,000,000 joint repurchase agreement 4.42%, dated 7/2/2025 under which Bank of Montreal will repurchase securities provided as collateral for $3,715,899,722 on 9/5/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2072 and the market value of those underlying securities was $3,811,460,497.	2,850,000,000
450,000,000	Interest in $2,250,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Bank of Montreal will repurchase securities provided as collateral for $2,250,273,125 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2073 and the market value of those underlying securities was $2,317,781,319.	450,000,000
222,250,000	Repurchase agreement 4.38%, dated 7/31/2025 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $222,277,040 on 8/1/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 4/15/2030 and the market value of those underlying securities was $227,991,125.	222,250,000
2,600,000,000	Interest in $3,000,000,000 joint repurchase agreement 4.33%, dated 6/20/2025 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $3,023,815,000 on 8/25/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/1/2061 and the market value of those underlying securities was $3,092,391,657.	2,600,000,000
200,000,000	Interest in $900,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which BNP Paribas S.A. will repurchase securities provided as collateral for $900,109,250 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2055 and the market value of those underlying securities was $923,848,103.	200,000,000
500,000,000	Interest in $900,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $900,109,000 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2031 and the market value of those underlying securities was $918,111,246.	500,000,000
1,220,000,000	Interest in $2,000,000,000 joint repurchase agreement 4.34%, dated 7/11/2025 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $2,021,941,111 on 10/10/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2055 and the market value of those underlying securities was $2,045,164,601.	1,220,000,000
825,000,000	Interest in $1,325,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $1,325,160,472 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $1,351,663,689.	825,000,000
1,834,544,000	Interest in $8,730,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $8,731,057,300 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2053 and the market value of those underlying securities was $8,905,678,508.	1,834,544,000
2,000,000,000	Interest in 4.36%, dated 7/31/2025 under which Citigroup Global Markets, Inc. will repurchase a security provided as collateral for $4,550,551,056 on 8/1/2025. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 7/15/2035 and the market value of that underlying security was $4,641,562,091.	2,000,000,000
1,342,172,000	Interest in $2,033,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,033,246,784 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2049 and the market value of those underlying securities was $2,073,911,719.	1,342,172,000
1,200,000,000	Interest in $1,450,000,000 joint repurchase agreement 4.34%, dated 7/18/2025 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,455,244,167 on 8/20/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/15/2060 and the market value of those underlying securities was $1,494,897,593.	1,200,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 4.34%, dated 7/21/2025 under which Barclays Bank PLC will repurchase securities provided as collateral for $501,808,333 on 8/20/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/16/2055 and the market value of those underlying securities was $514,469,771.	400,000,000
Federated Hermes Government Obligations Fund
Annual Financial Statements and Additional Information

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 1,650,000,000
Interest in $1,950,000,000 joint repurchase agreement 4.34%, dated 7/24/2025 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,957,287,583 on 8/25/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2055 and the market value of those underlying securities was $2,013,802,863.
		$ 1,650,000,000
750,000,000	Interest in $950,000,000 joint repurchase agreement 4.35%, dated 7/14/2025 under which Barclays Bank PLC will repurchase securities provided as collateral for $953,443,750 on 8/13/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/16/2066 and the market value of those underlying securities was $973,518,891.	750,000,000
750,000,000	Interest in $1,250,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,250,151,389 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $1,275,154,417.	750,000,000
3,400,000,000	Repurchase agreement 4.37%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,400,412,722 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2059 and the market value of those underlying securities was $3,500,324,665.	3,400,000,000
200,000,000	Interest in $900,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Credit Agricole Corporate and Investment Bank will repurchase securities provided as collateral for $900,109,250 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2055 and the market value of those underlying securities was $918,111,435.	200,000,000
220,000,000	Interest in $4,070,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,070,494,053 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/20/2055 and the market value of those underlying securities was $4,192,603,995.	220,000,000
75,000,000	Repurchase agreement 4.37%, dated 7/31/2025 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $75,009,104 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/20/2055 and the market value of those underlying securities was $76,500,001.	75,000,000
695,000,000	Interest in $975,000,000 joint repurchase agreement 4.39%, dated 5/28/2025 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $985,581,729 on 8/26/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/15/2043 and the market value of those underlying securities was $1,002,337,605.	695,000,000
1,600,000,000	Interest in $2,000,000,000 joint repurchase agreement 4.33%, dated 7/23/2025 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $2,021,650,000 on 10/21/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2059 and the market value of those underlying securities was $2,064,499,846.	1,600,000,000
3,000,000,000	Repurchase agreement 4.37%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,000,364,167 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2051 and the market value of those underlying securities was $3,092,207,182.	3,000,000,000
925,000,000	Interest in $1,895,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $1,895,229,506 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $1,933,134,109.	925,000,000
800,000,000	Interest in $2,000,000,000 joint repurchase agreement 4.43%, dated 7/14/2025 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $2,022,642,222 on 10/14/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2056 and the market value of those underlying securities was $2,044,450,034.	800,000,000
1,700,000,000	Interest in $2,000,000,000 joint repurchase agreement 4.34%, dated 7/1/2025 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $2,015,190,000 on 9/2/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2061 and the market value of those underlying securities was $2,066,789,726.	1,700,000,000
400,000,000	Interest in $800,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Bofa Securities, Inc. will repurchase securities provided as collateral for $800,097,111 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2055 and the market value of those underlying securities was $816,099,054.	400,000,000
500,000,000	Repurchase agreement 4.37%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $500,060,694 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2054 and the market value of those underlying securities was $523,345,343.	500,000,000
Federated Hermes Government Obligations Fund
Annual Financial Statements and Additional Information

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 3,125,000,000
Repurchase agreement 4.36%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,125,378,472 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/28/2029 and the market value of those underlying securities was $3,187,500,057.
		$ 3,125,000,000
3,000,000,000	Repurchase agreement 4.37%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,000,364,167 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/15/2066 and the market value of those underlying securities was $3,060,000,000.	3,000,000,000
100,000,000	Repurchase agreement 4.38%, dated 7/31/2025 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $100,012,167 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2055 and the market value of those underlying securities was $102,000,000.	100,000,000
250,000,000	Repurchase agreement 4.35%, dated 7/15/2025 under which BMO Bank N.A. will repurchase securities provided as collateral for $250,936,458 on 8/15/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2051 and the market value of those underlying securities was $258,992,154.	250,000,000
250,000,000	Repurchase agreement 4.37%, dated 7/31/2025 under which BMO Bank N.A. will repurchase securities provided as collateral for $250,030,347 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2051 and the market value of those underlying securities was $257,957,288.	250,000,000
300,000,000	Interest in $1,400,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,400,169,944 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/6/2045 and the market value of those underlying securities was $1,428,173,367.	300,000,000
1,000,000,000	Interest in $3,500,000,000 joint repurchase agreement 4.39%, dated 7/28/2025 under which Societe Generale, New York will repurchase securities provided as collateral for $3,502,987,639 on 8/4/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2055 and the market value of those underlying securities was $3,571,741,415.	1,000,000,000
1,000,000,000	Repurchase agreement 4.35%, dated 7/28/2025 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,845,833 on 8/4/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 12/31/2029 and the market value of those underlying securities was $1,020,493,101.	1,000,000,000
1,250,000,000	Repurchase agreement 4.37%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,251,062,153 on 8/7/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2054 and the market value of those underlying securities was $1,275,154,779.	1,250,000,000
4,000,000,000	Repurchase agreement 4.36%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $4,000,484,444 on 8/1/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 2/15/2033 and the market value of those underlying securities was $4,084,719,710.	4,000,000,000
10,000,000,000	Repurchase agreement 4.37%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $10,001,213,889 on 8/1/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 5/15/2054 and the market value of those underlying securities was $10,202,109,583.	10,000,000,000
2,500,000,000	Repurchase agreement 4.38%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,500,304,167 on 8/1/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 3/31/2029 and the market value of those underlying securities was $2,550,331,856.	2,500,000,000
450,001,437	Repurchase agreement 4.37%, dated 7/31/2025 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $450,056,062 on 8/1/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 11/15/2033 and the market value of those underlying securities was $462,239,841.	450,001,437
3,500,000,000	Repurchase agreement 4.36%, dated 7/31/2025 under which Australia & New Zealand Banking Group, Ltd. will repurchase securities provided as collateral for $3,500,423,889 on 8/1/2025. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. as custodian, were U.S. Government Agency securities with various maturities to 8/15/2053 and the market value of those underlying securities was $3,570,692,217.	3,500,000,000
3,000,000,000	Repurchase agreement 4.36%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $3,000,363,333 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 9/30/2029 and the market value of those underlying securities was $3,060,370,687.	3,000,000,000
864,000,000	Interest in $1,700,000,000 joint repurchase agreement 4.36%, dated 7/31/2025 under which Standard Chartered Bank will repurchase securities provided as collateral for $1,700,205,889 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2054 and the market value of those underlying securities was $1,734,210,024.	864,000,000
Federated Hermes Government Obligations Fund
Annual Financial Statements and Additional Information

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$ 9,500,000,000
Repurchase agreement 4.36%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $9,501,150,556 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2055 and the market value of those underlying securities was $9,691,173,583.
		$ 9,500,000,000
250,000,000	Interest in $500,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Truist Bank will repurchase securities provided as collateral for $500,060,694 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2052 and the market value of those underlying securities was $515,000,000.	250,000,000
332,210,000	Interest in $2,500,000,000 joint repurchase agreement 4.37%, dated 7/31/2025 under which Standard Chartered Bank will repurchase securities provided as collateral for $2,500,303,472 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/1/2055 and the market value of those underlying securities was $2,550,309,790.	332,210,000
2,800,000,000	Repurchase agreement 4.37%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,800,339,889 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/15/2067 and the market value of those underlying securities was $2,856,346,689.	2,800,000,000
5,350,000,000	Repurchase agreement 4.36%, dated 7/31/2025 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $5,350,647,944 on 8/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2054 and the market value of those underlying securities was $5,457,660,969.	5,350,000,000
	TOTAL REPURCHASE AGREEMENTS	104,434,417,437
	TOTAL INVESTMENT IN SECURITIES—96.2% (AT AMORTIZED COST)[3]	173,100,940,702
	OTHER ASSETS AND LIABILITIES - NET—3.8%[4]	6,828,325,627
	NET ASSETS—100%	$179,929,266,329

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of July 31, 2025, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Federated Hermes Government Obligations Fund
Annual Financial Statements and Additional Information

Financial Highlights–Select Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.045	0.052	0.026	0.003	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.014	(0.000)[2]	0.000[2]
Total From Investment Operations	0.045	0.052	0.040	0.003	0.000[2]
Less Distributions:
Distributions from net investment income	(0.045)	(0.052)	(0.040)	(0.003)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.57%	5.37%	4.03%	0.31%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.17%	0.17%	0.17%	0.09%	0.11%
Net investment income	4.47%	5.24%	2.56%	0.25%	0.02%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.13%	0.22%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,252,119	$927,077	$181,157	$5,921,339	$8,073,883

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Federated Hermes Government Obligations Fund
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.044	0.052	0.039	0.003	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	—
Total From Investment Operations	0.044	0.052	0.039	0.003	0.000[2]
Less Distributions:
Distributions from net investment income	(0.044)	(0.052)	(0.039)	(0.003)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.53%	5.33%	3.99%	0.30%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.20%	0.20%	0.20%	0.10%	0.10%
Net investment income	4.43%	5.20%	3.92%	0.28%	0.02%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.13%	0.23%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,297,775	$31,818,839	$28,952,071	$31,227,810	$31,176,397

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Federated Hermes Government Obligations Fund
Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.042	0.050	0.037	0.002	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	(0.000)[2]	—
Total From Investment Operations	0.042	0.050	0.037	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.042)	(0.050)	(0.037)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.31%	5.10%	3.76%	0.22%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.42%	0.42%	0.42%	0.17%	0.11%
Net investment income	4.22%	4.99%	3.73%	0.19%	0.01%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.13%	0.38%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,299,717	$11,429,684	$10,250,481	$10,082,923	$13,157,890

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Federated Hermes Government Obligations Fund
Annual Financial Statements and Additional Information

Financial Highlights–Administrative Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.042	0.049	0.044	0.046	0.024
Net realized gain (loss)	0.000[2]	0.001	(0.007)	(0.044)	(0.024)
Total From Investment Operations	0.042	0.050	0.037	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.042)	(0.050)	(0.037)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.27%	5.06%	3.73%	0.22%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.45%	0.45%	0.45%	0.14%	0.19%
Net investment income	4.17%	4.95%	4.43%	0.14%	0.01%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.13%	0.43%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$123,137	$162,885	$9,462	$78	$219

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Federated Hermes Government Obligations Fund
Annual Financial Statements and Additional Information

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.038	0.046	0.033	0.001	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	(0.000)[2]	—
Total From Investment Operations	0.038	0.046	0.033	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.038)	(0.046)	(0.033)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.87%	4.66%	3.33%	0.12%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.84%	0.84%	0.84%	0.27%	0.11%
Net investment income	3.80%	4.56%	3.32%	0.11%	0.01%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.13%	0.70%	0.86%
Supplemental Data:
Net assets, end of period (000 omitted)	$638,150	$655,506	$641,702	$567,676	$625,477

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Federated Hermes Government Obligations Fund
Annual Financial Statements and Additional Information

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.036	0.044	0.034	0.001	0.000[2]
Net realized gain (loss)	0.001	0.000[2]	(0.003)	(0.000)[2]	—
Total From Investment Operations	0.037	0.044	0.031	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.037)	(0.044)	(0.031)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.74%	4.52%	3.18%	0.10%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.96%	0.98%	0.98%	0.26%	0.11%
Net investment income	3.60%	4.43%	3.38%	0.08%	0.01%
Expense waiver/reimbursement[5]	0.13%	0.14%	0.18%	0.93%	1.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,924,997	$600,873	$902,755	$307,895	$526,713

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Federated Hermes Government Obligations Fund
Annual Financial Statements and Additional Information

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.043	0.051	0.038	0.003	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	—
Total From Investment Operations	0.043	0.051	0.038	0.003	0.000[2]
Less Distributions:
Distributions from net investment income	(0.043)	(0.051)	(0.038)	(0.003)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.43%	5.22%	3.89%	0.26%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.30%	0.30%	0.30%	0.14%	0.12%
Net investment income	4.36%	5.10%	3.81%	0.24%	0.01%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.13%	0.30%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,771,841	$10,563,189	$3,529,186	$3,094,786	$3,044,642

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Federated Hermes Government Obligations Fund
Annual Financial Statements and Additional Information

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.040	0.047	0.035	0.002	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	(0.001)	(0.000)[2]	—
Total From Investment Operations	0.040	0.047	0.034	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.040)	(0.047)	(0.034)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.03%	4.82%	3.50%	0.16%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.68%	0.69%	0.68%	0.24%	0.12%
Net investment income	3.96%	4.72%	3.52%	0.13%	0.01%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.13%	0.59%	0.71%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,397,006	$1,199,776	$1,331,183	$1,276,028	$2,658,370

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Federated Hermes Government Obligations Fund
Annual Financial Statements and Additional Information

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.045	0.053	0.040	0.003	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	(0.000)[2]	(0.000)[2]	—
Total From Investment Operations	0.045	0.053	0.040	0.003	0.000[2]
Less Distributions:
Distributions from net investment income	(0.045)	(0.053)	(0.040)	(0.003)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.58%	5.38%	4.04%	0.31%	0.03%
Ratios to Average Net Assets:
Net expenses[4]	0.15%	0.15%	0.15%	0.09%	0.10%
Net investment income	4.49%	5.25%	3.99%	0.33%	0.02%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.13%	0.20%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$101,380,542	$99,742,080	$88,718,697	$83,546,204	$69,590,226

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Federated Hermes Government Obligations Fund
Annual Financial Statements and Additional Information

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.045	0.053	0.043	0.003	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	(0.003)	(0.000)[2]	—
Total From Investment Operations	0.045	0.053	0.040	0.003	0.000[2]
Less Distributions:
Distributions from net investment income	(0.045)	(0.053)	(0.040)	(0.003)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	4.58%	5.38%	4.04%	0.31%	0.03%
Ratios to Average Net Assets:
Net expenses[4]	0.15%	0.15%	0.15%	0.10%	0.11%
Net investment income	4.48%	5.25%	4.30%	0.54%	0.03%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.13%	0.18%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,218,424	$8,343,757	$8,642,312	$1,942,655	$571,121

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Federated Hermes Government Obligations Fund
Annual Financial Statements and Additional Information

Financial Highlights–SDG Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2022[1]
	2025	2024	2023
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[2]	0.045	0.053	0.041	0.003
Net realized gain (loss)	0.000[3]	0.000[3]	(0.001)	(0.000)[3]
Total From Investment Operations	0.045	0.053	0.040	0.003
Less Distributions:
Distributions from net investment income	(0.045)	(0.053)	(0.040)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[4]	4.58%	5.38%	4.04%	0.29%
Ratios to Average Net Assets:
Net expenses[5]	0.15%	0.15%	0.15%	0.14%[6]
Net investment income	4.47%	5.25%	4.07%	0.92%[6]
Expense waiver/reimbursement[7]	0.08%	0.09%	0.13%	0.15%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,625,557	$2,845,220	$1,781,724	$496,384

1	Reflects operations for the period from March 30, 2022 (commencement of operations) to July 31, 2022.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Federated Hermes Government Obligations Fund
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
July 31, 2025

Assets:
Investment in repurchase agreements	$104,434,417,437
Investment in securities	68,666,523,265
Investment in securities, at amortized cost and fair value	173,100,940,702
Cash	8,086,960,226
Income receivable	246,363,803
Receivable for shares sold	189,435,899
Total Assets	181,623,700,630
Liabilities:
Payable for investments purchased	1,149,190,166
Payable for shares redeemed	214,147,687
Income distribution payable	318,054,299
Payable for investment adviser fee (Note 5)	292,449
Payable for administrative fee (Note 5)	380,992
Payable for distribution services fee (Note 5)	2,283,885
Payable for other service fees (Notes 2 and 5)	6,479,306
Accrued expenses (Note 5)	3,605,517
Total Liabilities	1,694,434,301
Net assets for 179,979,063,458 shares outstanding	$179,929,266,329
Net Assets Consist of:
Paid-in capital	$179,979,241,048
Total distributable earnings (loss)	(49,974,719)
Total Net Assets	$179,929,266,329
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Select Shares:
$1,252,119,372 ÷ 1,252,465,685 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$34,297,774,993 ÷ 34,307,282,412 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$12,299,716,939 ÷ 12,303,121,912 shares outstanding, no par value, unlimited shares authorized	$1.00
Administrative Shares:
$123,137,296 ÷ 123,171,291 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$638,150,155 ÷ 638,326,483 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$9,924,997,454 ÷ 9,927,745,204 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$7,771,840,507 ÷ 7,773,993,355 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$1,397,006,077 ÷ 1,397,392,676 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$101,380,542,440 ÷ 101,408,597,889 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$9,218,424,184 ÷ 9,220,960,301 shares outstanding, no par value, unlimited shares authorized	$1.00
SDG Shares:
$1,625,556,912 ÷ 1,626,006,250 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Federated Hermes Government Obligations Fund
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended July 31, 2025

Investment Income:
Interest	$7,895,254,519
Expenses:
Investment adviser fee (Note 5)	255,061,430
Administrative fee (Note 5)	131,700,943
Custodian fees	4,635,734
Transfer agent fees (Note 2)	3,678,449
Directors’/Trustees’ fees (Note 5)	855,523
Auditing fees	31,291
Legal fees	12,586
Portfolio accounting fees	292,612
Distribution services fee (Note 5)	11,080,153
Other service fees (Notes 2 and 5)	67,973,381
Share registration costs	2,174,967
Printing and postage	3,277,537
Miscellaneous (Note 5)	661,148
TOTAL EXPENSES	481,435,754
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(136,512,328)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(463,532)
TOTAL WAIVERS AND REIMBURSEMENT	(136,975,860)
Net expenses	344,459,894
Net investment income	7,550,794,625
Net realized gain on investments	1,519,319
Change in net assets resulting from operations	$7,552,313,944
See Notes which are an integral part of the Financial Statements
Federated Hermes Government Obligations Fund
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended July 31	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$7,550,794,625	$8,079,459,130
Net realized gain (loss)	1,519,319	170,438
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,552,313,944	8,079,629,568
Distributions to Shareholders:
Select Shares	(50,502,639)	(31,014,051)
Institutional Shares	(1,525,053,414)	(1,529,265,620)
Service Shares	(503,660,283)	(541,469,275)
Administrative Shares	(6,352,161)	(2,361,544)
Cash II Shares	(27,303,736)	(29,296,578)
Cash Series Shares	(32,577,539)	(27,909,877)
Capital Shares	(408,814,262)	(350,780,958)
Trust Shares	(48,462,470)	(63,489,475)
Premier Shares	(4,458,960,340)	(4,970,726,189)
Advisor Shares	(404,395,046)	(457,765,594)
SDG Shares	(84,768,169)	(75,398,115)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,550,850,059)	(8,079,477,276)
Share Transactions:
Proceeds from sale of shares	866,073,815,983	888,090,732,634
Net asset value of shares issued to shareholders in payment of distributions declared	3,482,732,733	3,702,830,116
Cost of shares redeemed	(857,917,631,349)	(868,445,560,859)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,638,917,367	23,348,001,891
Change in net assets	11,640,381,252	23,348,154,183
Net Assets:
Beginning of period	168,288,885,077	144,940,730,894
End of period	$179,929,266,329	$168,288,885,077
See Notes which are an integral part of the Financial Statements
Federated Hermes Government Obligations Fund
Annual Financial Statements and Additional Information

Notes to Financial Statements
July 31, 2025
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers eleven classes of shares: Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares, Advisor Shares and SDG Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Federated Hermes Government Obligations Fund
Annual Financial Statements and Additional Information

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursement of $136,975,860 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended July 31, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Select Shares	$8,023	$—
Institutional Shares	244,405	—
Service Shares	1,498,038	—
Administrative Shares	1,093	(14)
Cash II Shares	624,517	(4,294)
Cash Series Shares	88,338	—
Capital Shares	66,120	—
Trust Shares	362,338	—
Premier Shares	704,479	(3,212)
Advisor Shares	67,639	(3,688)
SDG Shares	13,459	—
TOTAL	$3,678,449	$(11,208)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Select Shares	$127,367
Institutional Shares	16,441,369
Service Shares	29,843,379
Administrative Shares	380,473
Cash II Shares	1,797,966
Cash Series Shares	2,261,622
Capital Shares	14,062,192
Trust Shares	3,059,013
TOTAL	$67,973,381
For the year ended July 31, 2025, the Fund’s Premier Shares and Advisor Shares did not incur other service fees; however, they may begin to incur this fee upon approval of the Trustees. Effective July 1, 2025, the Select Shares and Institutional Shares can incur up to 0.25% of average daily net assets; however, the Select Shares and Institutional Shares will not incur and pay a fee in excess of 0.03% and 0.05%, respectively, until such time as approved by the Trustees. Prior to July 1, 2025, the Select Shares did not incur and pay a fee in excess of 0.02%.
Federated Hermes Government Obligations Fund
Annual Financial Statements and Additional Information

Federal Income Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2025		Year Ended 7/31/2024
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	10,407,985,198	$10,407,985,198	5,207,166,962	$5,207,166,962
Shares issued to shareholders in payment of distributions declared	25,726,188	25,726,188	11,578,884	11,578,884
Shares redeemed	(10,108,602,678)	(10,108,602,678)	(4,472,610,381)	(4,472,610,381)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	325,108,708	$325,108,708	746,135,465	$746,135,465
	Year Ended 7/31/2025		Year Ended 7/31/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	155,068,054,465	$155,068,054,465	140,052,349,750	$140,052,349,750
Shares issued to shareholders in payment of distributions declared	707,000,738	707,000,738	625,093,659	625,093,659
Shares redeemed	(153,296,299,367)	(153,296,299,368)	(137,811,268,098)	(137,811,268,098)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,478,755,836	$2,478,755,835	2,866,175,311	$2,866,175,311
	Year Ended 7/31/2025		Year Ended 7/31/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	33,559,586,256	$33,559,586,256	30,315,330,025	$30,315,330,025
Shares issued to shareholders in payment of distributions declared	171,169,476	171,169,476	205,683,895	205,683,895
Shares redeemed	(32,860,800,306)	(32,860,800,306)	(29,341,966,373)	(29,341,966,373)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	869,955,426	$869,955,426	1,179,047,547	$1,179,047,547
	Year Ended 7/31/2025		Year Ended 7/31/2024
Administrative Shares:	Shares	Amount	Shares	Amount
Shares sold	1,030,122,972	$1,030,122,973	530,744,767	$530,744,767
Shares issued to shareholders in payment of distributions declared	1,018,323	1,018,323	705,796	705,796
Shares redeemed	(1,070,904,238)	(1,070,904,238)	(377,981,202)	(377,981,202)
NET CHANGE RESULTING FROM ADMINISTRATIVE SHARE TRANSACTIONS	(39,762,943)	$(39,762,942)	153,469,361	$153,469,361
Federated Hermes Government Obligations Fund
Annual Financial Statements and Additional Information

	Year Ended 7/31/2025		Year Ended 7/31/2024
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	677,441,705	$677,441,705	639,037,366	$639,037,366
Shares issued to shareholders in payment of distributions declared	26,443,383	26,443,383	28,718,769	28,718,769
Shares redeemed	(721,263,738)	(721,263,738)	(653,979,972)	(653,979,972)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(17,378,650)	$(17,378,650)	13,776,163	$13,776,163
	Year Ended 7/31/2025		Year Ended 7/31/2024
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	13,669,082,371	$13,669,082,371	4,027,250,465	$4,027,250,465
Shares issued to shareholders in payment of distributions declared	32,531,916	32,531,916	27,236,276	27,236,276
Shares redeemed	(4,374,924,992)	(4,374,924,992)	(4,356,505,870)	(4,356,505,870)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	9,326,689,295	$9,326,689,295	(302,019,129)	$(302,019,129)
	Year Ended 7/31/2025		Year Ended 7/31/2024
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	11,089,609,788	$11,089,609,788	26,120,717,921	$26,120,717,921
Shares issued to shareholders in payment of distributions declared	46,831,900	46,831,900	136,030,178	136,030,178
Shares redeemed	(13,928,860,117)	(13,928,860,117)	(19,220,769,784)	(19,220,769,784)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,792,418,429)	$(2,792,418,429)	7,035,978,315	$7,035,978,315
	Year Ended 7/31/2025		Year Ended 7/31/2024
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	3,586,968,183	$3,586,968,183	4,610,941,985	$4,610,941,985
Shares issued to shareholders in payment of distributions declared	33,550,844	33,550,844	46,886,028	46,886,028
Shares redeemed	(3,423,266,983)	(3,423,266,983)	(4,789,342,062)	(4,789,342,062)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	197,252,044	$197,252,044	(131,514,049)	$(131,514,049)
	Year Ended 7/31/2025		Year Ended 7/31/2024
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	574,039,649,625	$574,039,649,626	616,742,825,265	$616,742,825,265
Shares issued to shareholders in payment of distributions declared	2,012,063,963	2,012,063,963	2,160,935,434	2,160,935,434
Shares redeemed	(574,415,577,468)	(574,415,577,469)	(607,881,473,296)	(607,881,473,296)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	1,636,136,120	$1,636,136,120	11,022,287,403	$11,022,287,403
	Year Ended 7/31/2025		Year Ended 7/31/2024
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	21,814,508,710	$21,814,508,709	20,024,535,132	$20,024,535,132
Shares issued to shareholders in payment of distributions declared	366,495,109	366,495,109	402,401,002	402,401,002
Shares redeemed	(21,306,344,502)	(21,306,344,521)	(20,725,999,780)	(20,725,999,780)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	874,659,317	$874,659,297	(299,063,646)	$(299,063,646)
Federated Hermes Government Obligations Fund
Annual Financial Statements and Additional Information

	Year Ended 7/31/2025		Year Ended 7/31/2024
SDG Shares:	Shares	Amount	Shares	Amount
Shares sold	41,130,806,709	$41,130,806,709	39,819,832,996	$39,819,832,996
Shares issued to shareholders in payment of distributions declared	59,900,893	59,900,893	57,560,195	57,560,195
Shares redeemed	(42,410,786,939)	(42,410,786,939)	(38,813,664,041)	(38,813,664,041)
NET CHANGE RESULTING FROM SDG SHARE TRANSACTIONS	(1,220,079,337)	$(1,220,079,337)	1,063,729,150	$1,063,729,150
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	11,638,917,387	$11,638,917,367	23,348,001,891	$23,348,001,891
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$7,550,850,059	$8,079,477,276
As of July 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$103,256
Capital loss carryforwards	$(50,077,975)
TOTAL	$(49,974,719)
As of July 31, 2025, the Fund had a capital loss carryforward of $50,077,975 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$50,077,975	$—	$50,077,975
The Fund used capital loss carryforwards of $1,519,319 to offset capital gains realized during the year ended July 31, 2025.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Fund’s Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to October 1, 2023 the investment adviser fee was 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund’s Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2025, the Fund’s Adviser voluntarily waived $136,512,328 of its fee and voluntarily reimbursed $11,208 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2025, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Federated Hermes Government Obligations Fund
Annual Financial Statements and Additional Information

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Administrative Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Administrative Shares	0.05%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
The Fund may incur and pay a Distribution (12b-1) Fee on the ADM class of the Fund of up to a maximum of 0.10%. However, the ADM class of the Fund will not incur and pay a 12b-1 Fee in excess of 0.05% until such time as approved by the Trustees.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2025, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Administrative Shares	$76,095	$—
Cash II Shares	2,517,152	—
Cash Series Shares	5,427,893	(452,324)
Trust Shares	3,059,013	—
TOTAL	$11,080,153	$(452,324)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2025, FSC retained $514,616 of fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2025, FSSC received $170,824 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Fund’s Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective July 1, 2025, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares, Advisor Shares and SDG Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.18%, 0.20%, 0.45%, 0.45%, 0.85%, 1.05%, 0.30%, 0.70%, 0.15%, 0.15% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2026; or (b) the date of the Fund’s next effective Prospectus. Prior to July 1, 2025, the Fee Limit for the Fund’s Select Shares was 0.17%. While the Fund’s Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Fund’s Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2025, there were no outstanding loans. During the year ended July 31, 2025, the program was not utilized.
Federated Hermes Government Obligations Fund
Annual Financial Statements and Additional Information

8. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2025, 100.00% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
For the year ended July 31, 2025, 100.00% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Federated Hermes Government Obligations Fund
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Government Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Government Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of July 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
September 23, 2025
Federated Hermes Government Obligations Fund
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Core Bond Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2024, the Fund’s performance fell below the Performance Peer Group median for the three-year period, and was above the Performance Peer Group median for the one-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information

The Board noted that, for the year ended December 31, 2024, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board
Annual Financial Statements and Additional Information

considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Core Bond Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q804
CUSIP 31428Q887
29311 (11/25)
© 2025 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
September 30, 2025

Share Class | Ticker	A | FULAX	Institutional | FULIX	Service | FULBX	R6 | FULLX

Federated Hermes Ultrashort Bond Fund

A Portfolio of Federated Hermes Total Return Series, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
September 30, 2025
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—38.8%
		Auto Receivables—24.6%
$ 4,000,000		Ally Auto Receivables Trust 2023-1, Class C, 5.960%, 3/15/2029	$ 4,075,334
2,500,000		Ally Auto Receivables Trust 2023-1, Class D, 6.740%, 4/15/2034	2,552,128
4,000,000		Ally Auto Receivables Trust 2023-A, Class C, 6.080%, 1/17/2034	4,055,264
3,000,000		Ally Auto Receivables Trust 2024-1, Class C, 5.410%, 11/15/2029	3,032,024
3,500,000		Ally Auto Receivables Trust 2024-1, Class D, 5.800%, 2/16/2032	3,537,118
2,763,950		Ally Bank Auto Credit-Linked N 2024-B, Class D, 5.410%, 9/15/2032	2,778,738
3,685,266		Ally Bank Auto Credit-Linked N 2024-B, Class E, 6.678%, 9/15/2032	3,713,984
1,082,832		Ally Bank Auto Credit-Linked Notes 2024-A, Class B, 5.827%, 5/17/2032	1,102,179
1,624,248		Ally Bank Auto Credit-Linked Notes 2024-A, Class C, 6.022%, 5/17/2032	1,644,816
1,082,832		Ally Bank Auto Credit-Linked Notes 2024-A, Class D, 6.315%, 5/17/2032	1,099,096
1,394,048		Ally Bank Auto Credit-Linked Notes 2025-A, Class D, 4.991%, 6/15/2033	1,398,007
3,717,463		Ally Bank Auto Credit-Linked Notes 2025-A, Class E, 6.066%, 6/15/2033	3,734,961
18,800,000		AmeriCredit Automobile Receivables Trust 2023-2, Class C, 6.000%, 7/18/2029	19,238,704
3,326,208		ARI Fleet Lease Trust 2024-A, Class A2, 5.300%, 11/15/2032	3,349,202
1,310,000		ARI Fleet Lease Trust 2024-A, Class B, 5.160%, 11/15/2032	1,330,305
4,037,995		ARI Fleet Lease Trust 2024-B, Class A2, 5.540%, 4/15/2033	4,073,103
2,400,000		ARI Fleet Lease Trust 2025-A, Class B, 4.700%, 1/17/2034	2,416,023
2,200,000		ARI Fleet Lease Trust 2025-A, Class C, 4.900%, 1/17/2034	2,214,861
3,670,000		ARI Fleet Lease Trust 2025-B, Class C, 5.240%, 3/15/2034	3,710,664
1,390,416	[1]	Bayview Opportunity Master Fun 2024-CAR1, Class C, 5.856% (30-DAY AVERAGE SOFR +1.500%), 12/26/2031	1,396,699
347,604	[1]	Bayview Opportunity Master Fun 2024-CAR1, Class D, 6.406% (30-DAY AVERAGE SOFR +2.050%), 12/26/2031	350,042
695,208	[1]	Bayview Opportunity Master Fun 2024-CAR1, Class E, 7.956% (30-DAY AVERAGE SOFR +3.600%), 12/26/2031	705,825
5,350,934	[1]	BMW Vehicle Lease Trust 2024-2, Class A2B, 4.776% (30-DAY AVERAGE SOFR +0.420%), 1/25/2027	5,354,698
3,650,000		Bof Ursa Funding 2024-SN1A, Class C, 5.830%, 12/15/2028	3,708,304
4,650,000		Bof Ursa Funding 2024-SN1A, Class D, 6.360%, 7/16/2029	4,758,759
5,000,000		CarMax Auto Owner Trust 2024-1, Class B, 5.170%, 8/15/2029	5,068,349
3,500,000		CarMax Auto Owner Trust 2024-1, Class C, 5.470%, 8/15/2029	3,554,977
3,500,000		CarMax Auto Owner Trust 2024-1, Class D, 6.000%, 7/15/2030	3,580,714
7,000,000		CarMax Auto Owner Trust 2024-2, Class D, 6.420%, 10/15/2030	7,225,295
1,750,000		CarMax Auto Owner Trust 2024-4, Class D, 5.360%, 8/15/2031	1,784,006
3,550,000		CarMax Auto Owner Trust 2025-1, Class B, 5.110%, 9/16/2030	3,619,800
3,825,000		CarMax Auto Owner Trust 2025-1, Class C, 5.260%, 10/15/2030	3,900,978
3,965,000		CarMax Auto Owner Trust 2025-1, Class D, 5.600%, 7/15/2031	4,001,443
2,630,000		CarMax Auto Owner Trust 2025-3, Class C, 4.880%, 4/15/2031	2,651,248
3,150,000		CarMax Auto Owner Trust 2025-3, Class D, 5.220%, 5/17/2032	3,174,968
2,448,509		Chase Auto Credit Linked Notes 2025-1, Class C, 4.851%, 2/25/2033	2,464,146
1,840,950		Chase Auto Credit Linked Notes 2025-1, Class D, 5.047%, 2/25/2033	1,854,159
1,000,000		Chesapeake Funding II LLC 2023-1A, Class B, 5.590%, 5/15/2035	1,007,388
750,000		Chesapeake Funding II LLC 2023-1A, Class C, 6.070%, 5/15/2035	751,991
1,750,000		Chesapeake Funding II LLC 2023-1A, Class D, 6.690%, 5/15/2035	1,752,955
3,000,000		Chesapeake Funding II LLC 2023-2A, Class B, 5.970%, 10/15/2035	3,047,335
4,500,000		Chesapeake Funding II LLC 2023-2A, Class C, 6.150%, 10/15/2035	4,571,823
8,362,504	[1]	Chesapeake Funding II LLC 2024-1A, Class A2, 5.142% (30-DAY AVERAGE SOFR +0.770%), 5/15/2036	8,365,233
1,800,000		Chesapeake Funding II LLC 2024-1A, Class B, 5.440%, 5/15/2036	1,833,423
3,500,000		Chesapeake Funding II LLC 2024-1A, Class C, 5.600%, 5/15/2036	3,571,380
700,669	[1]	Citizens Auto Receivables Trust 2024-2, Class A2B, 4.912% (30-DAY AVERAGE SOFR +0.540%), 11/16/2026	700,784
14,500,000		Drive Auto Receivables Trust 2024-1, Class C, 5.430%, 11/17/2031	14,683,937
15,000,000		Drive Auto Receivables Trust 2024-2, Class D, 4.940%, 5/17/2032	15,092,619
17,000,000		Drive Auto Receivables Trust 2025-1, Class D, 5.410%, 9/15/2032	17,328,076
Annual Financial Statements and Additional Information
1

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 11,500,000		Drive Auto Receivables Trust 2025-2, Class D, 4.900%, 12/15/2032	$ 11,570,787
316,464		Enterprise Fleet Financing LLC 2022-3, Class A2, 4.380%, 7/20/2029	316,490
6,390,207		Enterprise Fleet Financing LLC 2023-3, Class A2, 6.400%, 3/20/2030	6,488,295
10,452,755		Enterprise Fleet Financing LLC 2024-1, Class A2, 5.230%, 3/20/2030	10,546,114
2,596,197		Enterprise Fleet Financing LLC 2024-2, Class A2, 5.740%, 12/20/2026	2,609,037
5,562,426		Enterprise Fleet Financing LLC 2024-3, Class A2, 5.310%, 4/20/2027	5,593,519
5,312,591		Enterprise Fleet Financing LLC 2024-4, Class A2, 4.690%, 7/20/2027	5,327,972
7,000,000		Ford Credit Auto Lease Trust 2023-B, Class D, 6.970%, 6/15/2028	7,060,329
10,250,000		Ford Credit Auto Lease Trust 2025-A, Class B, 4.960%, 2/15/2029	10,356,358
2,320,000		Ford Credit Auto Owner Trust 2022-C, Class C, 5.220%, 3/15/2030	2,330,915
4,000,000		Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class D, 6.600%, 2/15/2036	4,166,020
14,000,000		Ford Credit Floorplan Master Owner Trust 2023-1, Class B, 5.310%, 5/15/2028	14,060,509
10,000,000		Ford Credit Floorplan Master Owner Trust 2023-1, Class C, 5.750%, 5/15/2028	10,067,200
13,000,000		Ford Credit Floorplan Master Owner Trust 2023-1, Class D, 6.620%, 5/15/2028	13,134,273
12,000,000	[1]	Ford Credit Floorplan Master Owner Trust 2024-3, Class A2, 5.142% (30-DAY AVERAGE SOFR +0.770%), 9/15/2029	12,018,933
2,650,000		GECU Auto Receivables Trust 2023-1A, Class C, 6.330%, 4/15/2030	2,683,865
7,000,000		GECU Auto Receivables Trust 2023-1A, Class D, 7.200%, 11/17/2031	7,068,677
6,750,000	[1]	General Motors 2024-1A, Class A2, 5.122% (30-DAY AVERAGE SOFR +0.750%), 3/15/2029	6,774,356
16,700,000	[1]	General Motors 2024-4A, Class A2, 4.922% (30-DAY AVERAGE SOFR +0.550%), 11/15/2029	16,714,944
11,000,000		GM Financial Automobile Leasing Trust 2025-2, Class C, 5.040%, 10/22/2029	11,136,305
2,600,000		GM Financial Consumer Automobile Receivables Trust 2025-3, Class C, 4.730%, 1/18/2033	2,619,889
3,250,000		GM Financial Securitized Term 2023-3, Class B, 5.720%, 1/16/2029	3,306,480
6,000,000		GM Financial Securitized Term 2023-3, Class C, 5.920%, 2/16/2029	6,111,824
2,250,000		GM Financial Securitized Term 2024-1, Class B, 5.160%, 8/16/2029	2,294,541
1,850,000		GM Financial Consumer Automobile 2025-3 B, Class B, 4.530%, 9/16/2031	1,872,360
1,600,000		GreenState Auto Receivables Trust 2024-1A, Class B, 5.420%, 1/15/2030	1,625,969
2,000,000		GreenState Auto Receivables Trust 2024-1A, Class C, 5.770%, 2/15/2030	2,030,723
1,800,000		GreenState Auto Receivables Trust 2024-1A, Class SUB, 6.500%, 6/15/2032	1,827,298
12,000,000		Hyundai Auto Lease Securitization Trust 2024-A, Class A, 5.350%, 5/15/2028	12,103,652
4,865,000		Hyundai Auto Lease Securitization Trust 2025-A, Class B, 5.150%, 6/15/2029	4,927,968
7,000,000		Hyundai Auto Receivables Trust 2024-A, Class C, 5.270%, 7/15/2031	7,159,313
9,500,000		Hyundai Auto Receivables Trust 2025-B, Class C, 4.920%, 7/15/2032	9,678,752
9,000,000		Hyundai Auto Receivables Trust 2025-C, Class C, 4.710%, 1/18/2033	9,000,729
3,500,000		LAD Auto Receivables Trust 2024-2A, Class B, 5.500%, 7/16/2029	3,579,280
2,300,000		LAD Auto Receivables Trust 2024-2A, Class C, 5.660%, 10/15/2029	2,364,433
1,700,000		LAD Auto Receivables Trust 2024-2A, Class D, 6.370%, 10/15/2031	1,761,237
3,200,000		LAD Auto Receivables Trust 2024-3A, Class C, 4.930%, 3/15/2030	3,204,809
2,800,000		LAD Auto Receivables Trust 2024-3A, Class D, 5.180%, 2/17/2032	2,806,806
4,900,000		LAD Auto Receivables Trust 2025-2A, Class D, 5.010%, 12/15/2032	4,936,171
7,000,000		Navistar Financial Dealer Note Master Trust 2024-1, Class A, 5.590%, 4/25/2029	7,053,210
4,750,000	[1]	NextGear Floorplan Master Owner Trust 2023-1A, Class A1, 5.472% (30-DAY AVERAGE SOFR +1.100%), 3/15/2028	4,761,877
12,000,000	[1]	NextGear Floorplan Master Owner Trust 2024-1A, Class A1, 5.272% (30-DAY AVERAGE SOFR +0.900%), 3/15/2029	12,071,816
13,000,000	[1]	NextGear Floorplan Master Owner Trust 2024-2A, Class A1, 5.252% (30-DAY AVERAGE SOFR +0.880%), 9/15/2029	13,071,981
11,000,000		NextGear Floorplan Master Owner Trust 2025-1A, Class B, 4.890%, 2/15/2030	11,050,099
6,000,000		Nissan Auto Lease Trust 2025-B, Class C, 4.810%, 11/15/2029	6,039,314
17,000,000	[1]	Nissan Master Owner Trust Receivables 2024-A, Class A, 5.042% (30-DAY AVERAGE SOFR +0.670%), 2/15/2028	17,014,953
1,300,000		PenFed Auto Receivables Owner Trust 2022-A, Class B, 4.600%, 12/15/2028	1,299,818
1,582,000		PenFed Auto Receivables Owner Trust 2022-A, Class C, 4.830%, 12/15/2028	1,584,657
800,000		PenFed Auto Receivables Owner Trust 2022-A, Class D, 5.850%, 6/17/2030	800,658
1,230,000		PenFed Auto Receivables Owner Trust 2025-A, Class B, 4.370%, 7/15/2031	1,231,904
1,050,000		PenFed Auto Receivables Owner Trust 2025-A, Class C, 4.670%, 2/17/2032	1,052,308
1,230,000		PenFed Auto Receivables Owner Trust 2025-A, Class D, 5.070%, 10/17/2033	1,227,314
Annual Financial Statements and Additional Information
2

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 3,197,885	[1]	Porsche Innovative Lease Owner Trust 2024-2A, Class A2B, 4.828% (30-DAY AVERAGE SOFR +0.440%), 12/21/2026	$ 3,199,565
5,500,000		Santander Bank Auto Credit-Linked Notes 2024-B, Class D, 5.483%, 1/18/2033	5,541,374
3,850,000		Santander Bank Auto Credit-Linked Notes 2024-B, Class E, 6.799%, 1/18/2033	3,876,297
602,553		Santander Consumer Auto Receivables Trust 2021-AA, Class D, 1.570%, 1/15/2027	601,112
1,750,000		Santander Consumer Auto Receivables Trust 2021-AA, Class E, 3.280%, 3/15/2027	1,745,702
4,253,902		Santander Drive Auto Receivables Trust 2022-6, Class C, 4.960%, 11/15/2028	4,264,865
3,600,000		Santander Drive Auto Receivables Trust 2024-1, Class C, 5.450%, 3/15/2030	3,658,140
20,000,000		Santander Drive Auto Receivables Trust 2024-2, Class D, 6.280%, 8/15/2031	20,782,899
15,000,000		Santander Drive Auto Receivables Trust 2024-4, Class D, 5.320%, 12/15/2031	15,300,119
19,000,000		Santander Drive Auto Receivables Trust 2024-5, Class D, 5.140%, 2/17/2032	19,252,936
20,500,000		Santander Drive Auto Receivables Trust 2025-1, Class D, 5.430%, 3/17/2031	20,862,002
13,500,000		Santander Drive Auto Receivables Trust 2025-2, Class D, 5.470%, 5/15/2031	13,753,714
21,700,000		Santander Drive Auto Receivables Trust 2025-3, Class D, 5.110%, 9/15/2031	21,915,607
6,000,000		SBNA Auto Lease Trust 2024-A, Class D, 6.040%, 4/15/2030	6,188,115
4,225,000		SBNA Auto Receivables Trust 2024-A, Class C, 5.590%, 1/15/2030	4,296,303
6,500,000		SBNA Auto Receivables Trust 2024-A, Class E, 8.000%, 4/15/2032	6,839,791
3,059,158		SBNA Auto Receivables Trust 2025-SF1, Class B, 5.120%, 3/17/2031	3,063,425
4,525,000		SBNA Auto Receivables Trust 2025-SF1, Class D, 5.340%, 9/15/2031	4,563,867
1,175,000		SBNA Auto Receivables Trust 2025-SF1, Class E, 6.740%, 10/15/2031	1,185,692
2,480,672		Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	2,495,308
2,126,291		Securitized Term Auto Receivables Trust 2025-A, Class C, 5.185%, 7/25/2031	2,138,815
2,480,672		Securitized Term Auto Receivables Trust 2025-A, Class D, 6.746%, 7/25/2031	2,516,213
4,079,576		Securitized Term Auto Receivables Trust 2025-B, Class C, 5.121%, 12/29/2032	4,104,034
4,079,576		Securitized Term Auto Receivables Trust 2025-B, Class D, 5.488%, 12/29/2032	4,103,899
5,500,000		SFS Auto Receivables Securitization Trust 2023-1A, Class B, 5.710%, 1/22/2030	5,621,966
6,950,000		SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	7,119,619
4,000,000		SFS Auto Receivables Securitization Trust 2024-1A, Class C, 5.510%, 1/20/2032	4,075,427
5,000,000		SFS Auto Receivables Securitization Trust 2024-2A, Class C, 5.540%, 2/20/2032	5,133,123
7,485,000		Stellantis Financial Underwritten Enhanced Lease Trust 2025-AA, Class C, 5.080%, 8/20/2029	7,569,645
18,500,000		Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	18,538,003
10,000,000		Tesla Auto Lease Trust 2023-B, Class B, 6.570%, 8/20/2027	10,027,054
6,850,000		Tesla Auto Lease Trust 2024-A, Class B, 5.550%, 5/22/2028	6,904,534
12,400,000		Tesla Auto Lease Trust 2024-B, Class C, 5.490%, 12/20/2028	12,503,309
6,466,803		The Huntington National Bank 2025-1, Class B, 4.957%, 3/21/2033	6,512,805
5,500,000		Truist Bank Auto Credit-Linked Notes Series 2025-1, Class C, 6.807%, 9/26/2033	5,509,283
1,682,465		U.S. Bank National Association 2023-1, Class B, 6.789%, 8/25/2032	1,699,941
3,500,000		Wheels Fleet Lease Funding LLC 2025-2A, Class B, 4.610%, 5/18/2040	3,514,282
7,500,000		Wheels Fleet Lease Funding LLC 2025-2A, Class C, 4.860%, 5/18/2040	7,531,473
1,151,024		World Omni Select Auto Trust 2021-A, Class C, 1.090%, 11/15/2027	1,149,338
		TOTAL	802,074,502
		Credit Card—4.0%
3,400,000		American Express Credit Account 2025-5 A, Class A, 4.510%, 7/15/2032	3,476,619
8,000,000		American Express Credit Account Master Trust 2024-1, Class A, 5.230%, 4/15/2029	8,169,121
10,000,000	[1]	Barclays Dryrock Issuance Trust 2023-2 A, Class A, 5.272% (30-DAY AVERAGE SOFR +0.900%), 8/15/2028	10,003,233
5,000,000		CARDS II Trust 2024-1A, Class B, 5.450%, 7/16/2029	5,035,976
5,000,000		CARDS II Trust 2024-1A, Class C, 5.840%, 7/16/2029	5,049,486
5,000,000		CARDS II Trust 2025-1A, Class B, 5.070%, 3/17/2031	5,067,000
7,392,000		CARDS II Trust 2025-1A, Class C, 5.420%, 3/17/2031	7,460,120
3,000,000		Citibank Credit Card Issuance Trust 2023-A1, Class A1, 5.230%, 12/8/2027	3,006,253
6,400,000		Evergreen Credit Card Trust 2024-CRT4, Class B, 5.250%, 10/15/2028	6,430,288
6,000,000		Evergreen Credit Card Trust 2024-CRT4, Class C, 5.640%, 10/15/2028	6,039,313
4,950,000		Evergreen Credit Card Trust Series 2025-CRT5, Class B, 5.240%, 5/15/2029	5,019,514
Annual Financial Statements and Additional Information
3

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$ 3,100,000		Evergreen Credit Card Trust Series 2025-CRT5, Class C, 5.530%, 5/15/2029	$ 3,134,259
5,000,000		First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	5,027,502
8,000,000		First National Master Note Trust 2023-2, Class A, 5.770%, 9/15/2029	8,134,717
5,300,000		First National Master Note Trust 2024-1, Class A, 5.340%, 5/15/2030	5,415,930
4,250,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	4,124,930
4,000,000		Golden Credit Card Trust 2021-1A, Class C, 2.660%, 1/15/2029	3,878,393
3,625,000		Master Credit Card Trust 2023-1A, Class B, 5.140%, 6/21/2027	3,625,767
2,750,000		Master Credit Card Trust 2023-1A, Class C, 5.870%, 6/21/2027	2,753,428
1,650,000		Master Credit Card Trust 2023-3A, Class B, 6.300%, 10/21/2030	1,706,155
5,000,000		Master Credit Card Trust 2023-3A, Class C, 7.080%, 10/21/2030	5,167,825
2,750,000		Master Credit Card Trust 2024-1A, Class B, 5.530%, 1/21/2028	2,754,248
3,500,000		Master Credit Card Trust 2024-1A, Class C, 6.020%, 1/21/2028	3,505,337
7,174,000		Trillium Credit Card Trust II 2023-1A, Class B, 5.230%, 3/26/2031	7,177,382
3,305,000		Trillium Credit Card Trust II 2023-1A, Class C, 6.060%, 3/26/2031	3,306,375
3,000,000		Trillium Credit Card Trust II 2024-1A, Class B, 5.501%, 12/26/2028	3,006,259
2,500,000		Trillium Credit Card Trust II 2024-1A, Class C, 5.989%, 12/26/2028	2,502,851
		TOTAL	129,978,281
		Equipment Lease—3.4%
3,500,000		Dell Equipment Finance Trust 2023-1, Class D, 6.800%, 3/22/2029	3,501,051
2,500,000		Dell Equipment Finance Trust 2023-2, Class D, 6.740%, 7/23/2029	2,508,062
10,000,000		Dell Equipment Finance Trust 2023-3, Class B, 6.050%, 4/23/2029	10,105,712
5,500,000		Dell Equipment Finance Trust 2023-3, Class C, 6.170%, 4/23/2029	5,558,192
3,500,000		Dell Equipment Finance Trust 2023-3, Class D, 6.750%, 10/22/2029	3,546,989
2,000,000		Dell Equipment Finance Trust 2024-1, Class B, 5.530%, 3/22/2030	2,032,421
1,000,000		Dell Equipment Finance Trust 2024-1, Class C, 5.730%, 3/22/2030	1,014,950
2,000,000		Dell Equipment Finance Trust 2024-1, Class D, 6.120%, 9/23/2030	2,028,722
1,030,000		Dell Equipment Finance Trust 2025-1, Class B, 4.960%, 2/24/2031	1,042,150
1,730,000		Dell Equipment Finance Trust 2025-1, Class C, 5.250%, 2/24/2031	1,754,280
1,460,000		Dell Equipment Finance Trust 2025-1, Class D, 5.640%, 8/22/2031	1,484,290
1,315,278		DLLAD LLC 2024-1A, Class A2, 5.500%, 8/20/2027	1,322,316
6,338,191		DLLST LLC 2024-1A, Class A3, 5.050%, 8/20/2027	6,362,088
4,000,000		Great America Leasing Receivables 2023-1, Class B, 5.210%, 3/15/2030	4,067,813
3,000,000		Great America Leasing Receivables 2023-1, Class C, 5.500%, 3/17/2031	3,064,316
3,700,000		Great America Leasing Receivables 2024-1, Class B, 5.180%, 12/16/2030	3,778,704
1,225,000		Great America Leasing Receivables 2024-1, Class C, 5.430%, 12/15/2031	1,254,023
11,760,000		Great America Leasing Receivables 2024-2, Class B, 5.230%, 5/15/2031	11,968,273
8,000,000		Great America Leasing Receivables 2025-1, Class B, 4.770%, 1/15/2032	8,016,795
3,000,000		Great America Leasing Receivables 2025-1, Class C, 5.010%, 1/18/2033	3,031,117
7,000,000		HPEFS Equipment Trust 2023-2A, Class D, 6.970%, 7/21/2031	7,085,616
7,700,000		HPEFS Equipment Trust 2024-1A, Class D, 5.820%, 11/20/2031	7,779,711
10,500,000		HPEFS Equipment Trust 2024-2A, Class D, 5.820%, 4/20/2032	10,751,389
8,500,000		HPEFS Equipment Trust 2025-1A, Class D, 4.990%, 3/21/2033	8,589,042
949,610		MMAF Equipment Finance LLC 2023-A, Class A2, 5.790%, 11/13/2026	951,797
		TOTAL	112,599,819
		Home Equity Loan—0.0%
28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 5.012% (CME Term SOFR 1 Month +0.854%), 8/25/2034	29,135
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	29,135
		Manufactured Housing—0.0%
1,615		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.610%, 2/25/2028	1,620
		Other—2.6%
7,600,000	[1]	PFS Financing Corp. 2024-A, Class B, 5.672% (30-DAY AVERAGE SOFR +1.300%), 1/15/2028	7,616,427
Annual Financial Statements and Additional Information
4

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$ 21,783,000	[1]	PFS Financing Corp. 2024-C, Class A, 5.172% (30-DAY AVERAGE SOFR +0.800%), 4/15/2028	$ 21,868,503
3,500,000	[1]	PFS Financing Corp. 2024-C, Class B, 5.572% (30-DAY AVERAGE SOFR +1.200%), 4/15/2028	3,509,663
3,000,000		PFS Financing Corp. 2024-E, Class B, 5.140%, 7/15/2028	3,017,369
5,000,000		PFS Financing Corp. 2024-F, Class B, 4.990%, 8/15/2029	5,007,079
4,250,000		PFS Financing Corp. 2025-E, Class B, 4.610%, 7/16/2029	4,262,096
9,000,000		Verizon Master Trust 2023-6, Class C, 5.050%, 9/22/2031	9,073,498
7,250,000		Verizon Master Trust 2024-1, Class C, 5.490%, 12/20/2028	7,349,723
2,528,000		Verizon Master Trust 2025-1, Class C, 5.090%, 1/21/2031	2,570,339
8,400,000		Verizon Master Trust 2025-3, Class C, 4.900%, 3/20/2030	8,490,330
5,065,000		Verizon Master Trust 2025-5, Class C, 4.840%, 6/20/2031	5,106,227
8,000,000		Verizon Master Trust 2025-7, Class C, 4.400%, 8/20/2031	8,022,517
		TOTAL	85,893,771
		Student Loans—4.2%
1,158,615	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 5.150% (30-DAY AVERAGE SOFR +0.794%), 10/25/2035	1,160,546
2,975,989	[1]	Navient Student Loan Trust 2019-D, Class A2B, 5.314% (CME Term SOFR 1 Month +1.164%), 12/15/2059	2,973,148
5,019,037		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	4,689,434
3,509,197		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	3,322,101
9,367,185		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	8,607,790
28,269,819		Navient Student Loan Trust 2021-BA, Class A, 0.940%, 7/15/2069	25,994,921
22,053,502		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	20,229,976
26,773,675		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	23,947,929
1,529,137	[1]	Navient Student Loan Trust 2023-BA, Class A1B, 6.072% (30-DAY AVERAGE SOFR +1.700%), 3/15/2072	1,544,512
3,776,287	[1]	Nelnet Student Loan Trust 2021-CA, Class AFL, 4.989% (CME Term SOFR 1 Month +0.854%), 4/20/2062	3,757,889
22,538,273	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 4.939% (CME Term SOFR 1 Month +0.804%), 4/20/2062	22,190,475
4,918,863	[1]	SMB Private Education Loan Trust 2021-D, Class A1B, 4.864% (CME Term SOFR 1 Month +0.714%), 3/17/2053	4,855,086
12,542,277	[1]	SMB Private Education Loan Trust 2021-E, Class A1B, 4.894% (CME Term SOFR 1 Month +0.744%), 2/15/2051	12,389,130
		TOTAL	135,662,937
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,262,613,927)	1,266,240,065
		CORPORATE BONDS—25.8%
		Capital Goods - Construction Machinery—0.3%
10,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.500%, 10/16/2030	9,983,394
		Communications - Telecom Wireless—0.1%
4,515,000		American Tower Corp., Sr. Unsecd. Note, 4.900%, 3/15/2030	4,606,109
		Consumer Cyclical - Automotive—6.0%
9,985,000		American Honda Finance Corp., Sr. Unsecd. Note, 4.250%, 9/1/2028	10,012,266
9,685,000		American Honda Finance Corp., Sr. Unsecd. Note, 4.550%, 7/9/2027	9,766,568
10,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.025% (SOFR +0.720%), 10/22/2027	10,002,926
12,500,000	[1]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.167% (SOFR +0.840%), 1/13/2028	12,512,091
10,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.726% (SOFR +1.450%), 11/5/2026	9,989,921
18,605,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 6/10/2026	18,849,919
9,985,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.000%, 7/15/2027	10,109,511
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.268% (SOFR +1.040%), 2/26/2027	10,006,283
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.633% (SOFR +1.290%), 1/7/2030	9,966,368
8,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	8,088,522
10,000,000	[1]	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.458% (SOFR +1.300%), 9/18/2030	10,057,572
6,000,000	[1]	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.602% (SOFR +1.320%), 11/3/2025	6,005,549
6,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.950%, 9/21/2026	6,096,535
13,795,000	[1]	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.100% (SOFR +0.850%), 11/15/2027	13,844,619
10,000,000	[1]	Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.225% (SOFR +2.050%), 9/13/2027	9,982,786
7,500,000		Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.950%, 9/15/2026	7,602,769
3,000,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 5.350%, 3/17/2028	3,040,182
8,090,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 4.050%, 9/5/2028	8,113,493
Annual Financial Statements and Additional Information
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 7,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, 5.039% (SOFR +0.770%), 8/7/2026	$ 7,028,636
10,000,000	[1]	Volkswagen Group of America Finance LLC, 144A, 4.983% (SOFR +0.830%), 3/20/2026	10,018,654
3,265,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.550%, 9/11/2028	3,276,239
2,000,000	[1]	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 5.212% (SOFR +1.060%), 3/25/2027	2,008,309
		TOTAL	196,379,718
		Consumer Non-Cyclical - Food/Beverage—0.3%
1,820,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 5/1/2030	1,846,609
1,272,000	[1]	Keurig Dr Pepper, Inc., 5.055% (SOFR - SOFR Compounded +0.880%), 3/15/2027	1,274,602
6,070,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	6,280,708
		TOTAL	9,401,919
		Consumer Non-Cyclical - Health Care—0.4%
3,340,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 2/20/2026	3,345,129
5,385,000	[1]	HCA, Inc., Sr. Unsecd. Note, 5.085% (SOFR +0.870%), 3/1/2028	5,423,773
4,600,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	4,711,881
		TOTAL	13,480,783
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
3,420,000		Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 6.125%, 11/21/2026	3,480,299
		Energy - Midstream—0.8%
2,825,000		Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.055%, 8/15/2026	2,863,627
1,555,000		Enbridge, Inc., Sr. Unsecd. Note, 5.900%, 11/15/2026	1,582,745
5,970,000		MPLX LP, Sr. Unsecd. Note, 4.800%, 2/15/2031	6,008,326
6,130,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 10/1/2026	6,196,928
5,895,000		ONEOK, Inc., Sr. Unsecd. Note, 5.550%, 11/1/2026	5,971,526
4,805,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.900%, 9/15/2030	4,882,890
		TOTAL	27,506,042
		Financial Institution - Banking—12.9%
21,550,000	[1]	American Express Co., Sr. Unsecd. Note, 4.931% (SOFR +0.650%), 11/4/2026	21,613,076
6,000,000	[1]	American Express Co., Sr. Unsecd. Note, 5.559% (SOFR +1.260%), 4/25/2029	6,086,916
10,000,000	[1]	Australia & New Zealand Banking Group Ltd., Sr. Unsecd. Note, 144A, 5.022% (SOFR +0.850%), 12/16/2029	10,141,125
15,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 5.271% (SOFR +0.970%), 7/22/2027	15,056,447
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series frn, 5.128% (SOFR +0.830%), 1/24/2029	5,006,095
5,000,000	[1]	Bank of America N.A., Sr. Unsecd. Note, 5.268% (SOFR +1.020%), 8/18/2026	5,029,011
10,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 4.795% (SOFR +0.620%), 9/15/2026	10,021,564
15,000,000	[1]	Bank of New Zealand, Sr. Unsecd. Note, 144A, 5.108% (SOFR +0.810%), 1/27/2027	15,039,825
20,000,000	[1]	Bank of Nova Scotia, Sr. Unsecd. Note, 4.785% (SOFR +0.610%), 9/15/2026	20,048,829
10,000,000	[1]	BNP Paribas S.A., 144A, 5.696% (SOFR +1.430%), 5/9/2029	10,111,163
6,250,000	[1]	Canadian Imperial Bank of Commerce, Sr. Sub. Secd. Note, 4.997% (SOFR +0.800%), 9/8/2028	6,260,832
10,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 5.047% (SOFR +0.720%), 1/13/2028	10,009,504
5,000,000	[1]	Citibank, N.A., Sr. Unsecd. Note, 4.956% (SOFR +0.712%), 11/19/2027	5,008,300
7,690,000	[1]	Citibank, N.A., Sr. Unsecd. Note, 4.979% (SOFR +0.708%), 8/6/2026	7,712,867
15,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 4.964% (SOFR +0.770%), 6/9/2027	15,022,888
8,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 5.512% (SOFR +1.280%), 2/24/2028	8,086,917
3,770,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	3,930,416
3,675,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	3,825,123
5,000,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 4.941% (SOFR +0.780%), 10/1/2030	5,034,924
10,000,000	[1]	Credit Agricole S.A., 144A, 5.462% (SOFR +1.130%), 1/9/2029	10,047,018
10,000,000	[1]	Deutsche Bank AG New York, 5.581% (SOFR +1.300%), 8/4/2031	10,009,336
8,825,000	[1]	Fifth Third Bank, N.A., Sr. Unsecd. Note, 5.108% (SOFR +0.810%), 1/28/2028	8,840,484
12,275,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.231% (SOFR +0.920%), 10/21/2027	12,318,009
9,375,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.352% (SOFR +1.120%), 2/24/2028	9,442,225
10,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series FRN, 4.984% (SOFR +0.790%), 12/9/2026	10,010,849
5,000,000	[1]	Huntington National Bank, Sr. Unsecd. Note, 5.047% (SOFR +0.726%), 4/12/2028	4,991,720
Annual Financial Statements and Additional Information
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 12,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.918% (SOFR +0.765%), 9/22/2027	$ 12,550,885
19,950,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, Series FRN, 5.101% (SOFR +0.800%), 1/24/2029	19,981,162
2,665,000	[3]	M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 4.833%, 1/16/2029	2,698,554
6,000,000	[1]	Morgan Stanley Bank, N.A., Sr. Unsecd. Note, Series BKNT, 5.398% (SOFR +1.080%), 1/14/2028	6,032,077
20,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.338% (SOFR +1.020%), 4/13/2028	20,107,500
7,000,000	[1]	National Australia Bank Ltd., Sr. Unsecd. Note, 144A, 5.117% (SOFR +0.790%), 1/14/2030	7,080,251
5,000,000	[1]	Natwest Group PLC, Sr. Unsecd. Note, 5.332% (SOFR +1.100%), 5/23/2029	5,022,649
9,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 4.912% (SOFR +0.760%), 9/29/2026	9,024,935
10,000,000	[1]	PNC Bank, N.A., Sr. Unsecd. Note, 4.825% (SOFR +0.500%), 1/15/2027	10,003,758
3,865,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 6.615%, 10/20/2027	3,959,980
10,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 5.131% (SOFR +0.830%), 1/24/2029	10,017,670
4,500,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 5.262% (SOFR - SOFR Compounded +0.950%), 1/19/2027	4,530,158
6,000,000	[1]	Standard Chartered PLC, Sr. Unsecd. Note, 144A, 5.936% (SOFR +1.680%), 5/13/2031	6,139,841
2,285,000	[1]	State Street Corp., Sr. Unsecd. Note, 5.251% (SOFR +0.950%), 4/24/2028	2,296,955
10,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, 5.193% (SOFR +1.030%), 12/17/2029	10,060,787
10,000,000	[1]	Truist Bank, Sr. Unsecd. Note, 5.071% (SOFR +0.770%), 7/24/2028	10,007,644
8,000,000		U.S. Bank, N.A., Sr. Unsecd. Note, 4.730%, 5/15/2028	8,072,029
13,045,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 5.081% (SOFR +0.780%), 1/24/2028	13,074,275
5,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, 5.035% (SOFR +0.710%), 1/15/2026	5,005,275
6,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, 5.251% (SOFR +1.070%), 12/11/2026	6,049,096
		TOTAL	420,420,944
		Financial Institution - Finance Companies—0.8%
7,000,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.750%, 6/6/2028	7,254,674
7,000,000		Air Lease Corp., Sr. Unsecd. Note, 5.100%, 3/1/2029	7,109,953
6,200,000		Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	6,249,595
4,210,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.737%, 5/15/2029	4,310,331
		TOTAL	24,924,553
		Financial Institution - Insurance - Life—1.1%
5,000,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	5,144,228
10,000,000	[1]	MassMutual Global Funding II, Sec. Fac. Bond, 144A, 5.072% (SOFR +0.740%), 4/9/2027	10,051,581
6,000,000	[3]	Met Tower Global Funding, Sec. Fac. Bond, 144A, 4.850%, 1/16/2027	6,060,224
7,690,000	[1]	Metropolitan Life Global Funding I, Sec. Fac. Bond, 144A, 4.881% (SOFR +0.700%), 6/11/2027	7,733,869
6,855,000	[1,3]	Metropolitan Life Global Funding I, Secured Note, 144A, 4.932% (SOFR +0.700%), 8/25/2028	6,874,670
		TOTAL	35,864,572
		Financial Institution - Insurance - P&C—0.2%
4,500,000		Aon North America, Inc., Sr. Unsecd. Note, 5.125%, 3/1/2027	4,564,418
2,940,000	[1]	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.967% (SOFR +0.700%), 11/8/2027	2,954,411
		TOTAL	7,518,829
		Technology—1.6%
9,570,000		Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2027	9,737,122
15,340,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	15,571,223
6,350,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.150%, 2/15/2029	6,336,216
15,000,000	[1]	Oracle Corp., Sr. Unsecd. Note, 5.042% (SOFR +0.760%), 8/3/2028	15,086,505
2,380,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.450%, 9/15/2030	2,390,684
1,350,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.500%, 8/15/2030	1,354,640
		TOTAL	50,476,390
		Transportation - Services—0.1%
1,985,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.350%, 1/12/2027	2,009,847
		Utility - Electric—0.8%
7,450,000		Black Hills Corp., Sr. Unsecd. Note, 4.550%, 1/31/2031	7,454,467
3,385,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	3,502,991
7,140,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.125%, 9/30/2028	7,122,628
Annual Financial Statements and Additional Information
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 7,230,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.081% (SOFR +0.800%), 2/4/2028	$ 7,294,033
		TOTAL	25,374,119
		Utility - Natural Gas—0.3%
10,000,000		Sempra Energy, Sr. Unsecd. Note, 5.400%, 8/1/2026	10,090,201
		TOTAL CORPORATE BONDS (IDENTIFIED COST $835,659,136)	841,517,719
		COLLATERALIZED MORTGAGE OBLIGATIONS—16.0%
	[1]	Federal Home Loan Mortgage Corporation—7.1%
501,046		Federal Home Loan Mortgage Corp. REMIC, Series 2819, Class F, 4.886% (30-DAY AVERAGE SOFR +0.514%), 6/15/2034	499,872
333,315		Federal Home Loan Mortgage Corp. REMIC, Series 3084, Class XF, 5.006% (30-DAY AVERAGE SOFR +0.634%), 12/15/2035	331,682
92,296		Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 4.946% (30-DAY AVERAGE SOFR +0.574%), 2/15/2034	91,812
378,540		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class EF, 4.896% (30-DAY AVERAGE SOFR +0.524%), 5/15/2036	375,820
145,049		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class FJ, 4.866% (30-DAY AVERAGE SOFR +0.494%), 5/15/2036	144,304
80,902		Federal Home Loan Mortgage Corp. REMIC, Series 3156, Class HF, 4.971% (30-DAY AVERAGE SOFR +0.599%), 8/15/2035	80,428
32,799		Federal Home Loan Mortgage Corp. REMIC, Series 3191, Class FE, 4.886% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	32,477
134,224		Federal Home Loan Mortgage Corp. REMIC, Series 3211, Class FN, 4.786% (30-DAY AVERAGE SOFR +0.414%), 9/15/2036	132,345
140,652		Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 4.886% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	139,140
39,405		Federal Home Loan Mortgage Corp. REMIC, Series 3320, Class FM, 4.886% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	39,069
28,692		Federal Home Loan Mortgage Corp. REMIC, Series 3339, Class AF, 4.936% (30-DAY AVERAGE SOFR +0.564%), 7/15/2037	28,428
592,465		Federal Home Loan Mortgage Corp. REMIC, Series 3382, Class FG, 5.086% (30-DAY AVERAGE SOFR +0.714%), 11/15/2037	589,689
478,305		Federal Home Loan Mortgage Corp. REMIC, Series 3387, Class PF, 4.906% (30-DAY AVERAGE SOFR +0.534%), 11/15/2037	474,141
54,494		Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 5.236% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	54,607
150,636		Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 5.396% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	151,885
967,534		Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class FB, 4.816% (30-DAY AVERAGE SOFR +0.444%), 4/15/2041	965,109
753,404		Federal Home Loan Mortgage Corp. REMIC, Series 4238, Class FT, 4.836% (30-DAY AVERAGE SOFR +0.464%), 8/15/2043	743,299
14,295,712		Federal Home Loan Mortgage Corp. REMIC, Series 4494, Class FL, 4.766% (30-DAY AVERAGE SOFR +0.394%), 7/15/2045	14,020,239
766,916		Federal Home Loan Mortgage Corp. REMIC, Series 4604, Class FB, 4.886% (30-DAY AVERAGE SOFR +0.514%), 8/15/2046	757,307
1,431,179		Federal Home Loan Mortgage Corp. REMIC, Series 4703, Class FA, 4.836% (30-DAY AVERAGE SOFR +0.464%), 7/15/2047	1,394,506
10,045,068		Federal Home Loan Mortgage Corp. REMIC, Series 4901, Class BF, 4.870% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	9,927,520
3,056,355		Federal Home Loan Mortgage Corp. REMIC, Series 4916, Class FA, 4.870% (30-DAY AVERAGE SOFR +0.514%), 9/25/2049	3,026,507
15,074,868		Federal Home Loan Mortgage Corp. REMIC, Series 4920, Class FA, 4.920% (30-DAY AVERAGE SOFR +0.564%), 10/25/2049	14,837,063
11,436,863		Federal Home Loan Mortgage Corp. REMIC, Series 4988, Class KF, 4.820% (30-DAY AVERAGE SOFR +0.464%), 7/25/2050	11,300,717
26,433,595		Federal Home Loan Mortgage Corp. REMIC, Series 4993, Class F, 4.920% (30-DAY AVERAGE SOFR +0.564%), 7/25/2050	25,602,961
6,301,570		Federal Home Loan Mortgage Corp. REMIC, Series 5057, Class FH, 4.606% (30-DAY AVERAGE SOFR +0.250%), 12/25/2050	6,015,085
31,337,042		Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class FQ, 5.356% (30-DAY AVERAGE SOFR +1.000%), 4/25/2054	31,237,359
Annual Financial Statements and Additional Information
8

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal Home Loan Mortgage Corporation—continued
$ 16,990,901		Federal Home Loan Mortgage Corp. REMIC, Series 5417, Class FC, 5.556% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	$ 17,028,781
12,742,570		Federal Home Loan Mortgage Corp. REMIC, Series 5426, Class FB, 5.556% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	12,770,380
25,491,717		Federal Home Loan Mortgage Corp. REMIC, Series 5449, Class FE, 5.456% (30-DAY AVERAGE SOFR +1.100%), 7/25/2054	25,505,329
20,206,120		Federal Home Loan Mortgage Corp. REMIC, Series 5474, Class FB, 5.506% (30-DAY AVERAGE SOFR +1.150%), 11/25/2054	20,176,959
24,012,713		Federal Home Loan Mortgage Corp. REMIC, Series FHR, Class GF, 5.306% (30-DAY AVERAGE SOFR +0.950%), 7/25/2054	23,972,434
9,083,793		Federal Home Loan Mortgage Corp. REMIC, Series K-F121, Class AS, 4.534% (30-DAY AVERAGE SOFR +0.180%), 8/25/2028	9,048,994
		TOTAL	231,496,248
	[1]	Federal National Mortgage Association—5.6%
45,839		Federal National Mortgage Association REMIC, Series 2002-77, Class FA, 5.500% (30-DAY AVERAGE SOFR +1.114%), 12/18/2032	46,140
100,608		Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 4.900% (30-DAY AVERAGE SOFR +0.544%), 6/25/2036	100,269
574,351		Federal National Mortgage Association REMIC, Series 2006-61, Class FQ, 4.870% (30-DAY AVERAGE SOFR +0.514%), 7/25/2036	569,694
116,728		Federal National Mortgage Association REMIC, Series 2006-79, Class DF, 4.820% (30-DAY AVERAGE SOFR +0.464%), 8/25/2036	115,789
409,528		Federal National Mortgage Association REMIC, Series 2006-81, Class FB, 4.820% (30-DAY AVERAGE SOFR +0.464%), 9/25/2036	405,277
170,066		Federal National Mortgage Association REMIC, Series 2006-119, Class CF, 4.770% (30-DAY AVERAGE SOFR +0.414%), 12/25/2036	167,986
256,365		Federal National Mortgage Association REMIC, Series 2006-W1, Class 2AF1, 4.690% (30-DAY AVERAGE SOFR +0.334%), 2/25/2046	254,069
1,883,586		Federal National Mortgage Association REMIC, Series 2007-22, Class FQ, 4.700% (30-DAY AVERAGE SOFR +0.344%), 3/25/2037	1,854,265
212,792		Federal National Mortgage Association REMIC, Series 2007-88, Class FY, 4.930% (30-DAY AVERAGE SOFR +0.574%), 9/25/2037	210,879
120,272		Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 4.920% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	119,269
58,735		Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 5.470% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	59,324
8,212		Federal National Mortgage Association REMIC, Series 2009-63, Class FB, 4.970% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	8,194
149,600		Federal National Mortgage Association REMIC, Series 2009-69, Class F, 5.320% (30-DAY AVERAGE SOFR +0.964%), 4/25/2037	150,464
3,261,347		Federal National Mortgage Association REMIC, Series 2010-111, Class FM, 4.870% (30-DAY AVERAGE SOFR +0.514%), 10/25/2040	3,242,661
1,366,859		Federal National Mortgage Association REMIC, Series 2017-24, Class FB, 4.820% (30-DAY AVERAGE SOFR +0.464%), 4/25/2047	1,339,392
13,849,613		Federal National Mortgage Association REMIC, Series 2018-85, Class FE, 4.770% (30-DAY AVERAGE SOFR +0.414%), 12/25/2048	13,627,067
978,283		Federal National Mortgage Association REMIC, Series 2019-31, Class FA, 4.870% (30-DAY AVERAGE SOFR +0.514%), 7/25/2049	968,655
11,067,903		Federal National Mortgage Association REMIC, Series 2019-50, Class FA, 4.920% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	10,917,457
5,057,431		Federal National Mortgage Association REMIC, Series 2020-47, Class FH, 4.870% (30-DAY AVERAGE SOFR +0.514%), 7/25/2050	4,922,860
8,685,626		Federal National Mortgage Association REMIC, Series 2020-68, Class FB, 4.770% (30-DAY AVERAGE SOFR +0.414%), 10/25/2060	8,200,692
25,883,112		Federal National Mortgage Association REMIC, Series 2024-22, Class FB, 5.356% (30-DAY AVERAGE SOFR +1.000%), 5/25/2054	25,952,680
29,801,395		Federal National Mortgage Association REMIC, Series 2025-18, Class KF, 5.306% (30-DAY AVERAGE SOFR +0.950%), 3/25/2055	29,683,656
17,916,061		Federal National Mortgage Association REMIC, Series 2025-28, Class FM, 5.606% (30-DAY AVERAGE SOFR +1.250%), 4/25/2055	17,938,324
Annual Financial Statements and Additional Information
9

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal National Mortgage Association—continued
$ 30,562,622		Federal National Mortgage Association REMIC, Series 2025-62, Class FM, 5.656% (30-DAY AVERAGE SOFR +1.300%), 8/25/2055	$ 30,629,059
30,383,917		Federal National Mortgage Association REMIC, Series 2025-70, Class FD, 4.756% (30-DAY AVERAGE SOFR +0.400%), 1/25/2050	29,968,302
		TOTAL	181,452,424
	[1]	Government National Mortgage Association—2.4%
664,647		Government National Mortgage Association REMIC, Series 2012-H31, Class FA, 4.815% (CME Term SOFR 1 Month +0.464%), 11/20/2062	663,455
382,097		Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 5.005% (CME Term SOFR 1 Month +0.654%), 7/20/2063	382,383
187,729		Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 5.015% (CME Term SOFR 1 Month +0.664%), 7/20/2063	187,903
31,220,563		Government National Mortgage Association REMIC, Series 2024-114, Class FA, 5.345% (30-DAY AVERAGE SOFR +1.000%), 7/20/2054	31,161,084
30,842,068		Government National Mortgage Association REMIC, Series 2024-64, Class FM, 5.438% (30-DAY AVERAGE SOFR +1.050%), 4/20/2054	30,811,081
16,960,931		Government National Mortgage Association REMIC, Series 2024-77, Class FL, 5.451% (30-DAY AVERAGE SOFR +1.150%), 5/20/2054	16,974,841
		TOTAL	80,180,747
		Non-Agency Mortgage—0.9%
18,140,528		Chase Mortgage Finance Corp. 2023-1, Class A4, 6.000%, 6/25/2054	18,376,068
70,270	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 5.349% (CME Term SOFR 1 Month +1.214%), 11/20/2035	53,617
24,157	[1]	Impac CMB Trust 2004-7, Class 1A2, 5.192% (CME Term SOFR 1 Month +1.034%), 11/25/2034	23,888
65,446	[1]	Impac CMB Trust 2004-9, Class 1A2, 5.152% (CME Term SOFR 1 Month +0.994%), 1/25/2035	63,957
10,713,456	[1]	JP Morgan Mortgage Trust 2021-1, Class A11, 4.998% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	10,111,268
64,734	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 4.964% (CME Term SOFR 1 Month +0.814%), 11/15/2031	62,128
368,956		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	318,734
158,676	[1]	Washington Mutual 2006-AR1, Class 2A1B, 5.223% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	148,869
271,807	[1]	Washington Mutual 2006-AR15, Class 1A, 4.993% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	251,387
152,661	[1]	Washington Mutual 2006-AR17, Class 1A, 3.948% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	129,753
		TOTAL	29,539,669
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $526,076,445)	522,669,088
		COMMERCIAL MORTGAGE-BACKED SECURITIES—5.7%
		Commercial Mortgage—3.3%
17,000,000	[1]	BHMS Mortgage Trust 2025-ATLS, Class B, 6.700% (CME Term SOFR 1 Month +2.550%), 8/15/2042	17,010,625
4,200,000		CHI Commercial Mortgage Trust 2025-SFT, Class B, 6.066%, 4/15/2042	4,312,485
1,750,000	[1]	Fontainebleau Miami Beach Trust 2024-FBLU, Class B, 6.000% (CME Term SOFR 1 Month +1.850%), 12/15/2039	1,751,092
4,875,000	[1]	Fontainebleau Miami Beach Trust 2024-FBLU, Class C, 6.300% (CME Term SOFR 1 Month +2.150%), 12/15/2039	4,879,577
7,000,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.743% (CME Term SOFR 1 Month +1.593%), 11/15/2039	7,010,928
2,000,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class C, 6.392% (CME Term SOFR 1 Month +2.242%), 11/15/2039	2,004,376
22,000,000	[1]	JW Commercial Mortgage Trust 2 2024-MRCO, Class C, 6.540% (CME Term SOFR 1 Month +2.390%), 6/15/2039	22,041,248
23,000,000	[1]	ORL Trust 2024-GLKS, Class B, 6.042% (CME Term SOFR 1 Month +1.892%), 12/15/2039	23,014,343
2,600,000	[1]	TEXAS 2025-TWR, Class B, 5.742% (CME Term SOFR 1 Month +1.592%), 4/15/2042	2,587,004
1,400,000	[1]	TEXAS 2025-TWR, Class C, 6.292% (CME Term SOFR 1 Month +2.141%), 4/15/2042	1,394,755
9,000,000	[1]	TEXAS Commercial Mortgage Trust 2025-TWR, Class A, 5.443% (CME Term SOFR 1 Month +1.293%), 4/15/2042	8,974,667
11,900,000	[1]	Waikiki Beach Hotel Trust 2025-WBM, Class A, 5.892% (CME Term SOFR 1 Month +1.742%), 6/15/2042	11,900,019
		TOTAL	106,881,119
	[1]	Federal Home Loan Mortgage Corporation—2.4%
6,182,041		Federal Home Loan Mortgage Corp. REMIC, Series KF79, Class AL, 4.939% (30-DAY AVERAGE SOFR +0.584%), 5/25/2030	6,188,671
495,692		Federal Home Loan Mortgage Corp. REMIC, Series KF87, Class AL, 4.819% (30-DAY AVERAGE SOFR +0.464%), 8/25/2030	494,812
8,807,416		Federal Home Loan Mortgage Corp. REMIC, Series KF90, Class AL, 4.799% (30-DAY AVERAGE SOFR +0.444%), 9/25/2030	8,798,858
Annual Financial Statements and Additional Information
10

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
	[1]	Federal Home Loan Mortgage Corporation—continued
$ 3,381,495		Federal Home Loan Mortgage Corp. REMIC, Series KF92, Class AL, 4.799% (30-DAY AVERAGE SOFR +0.444%), 10/25/2030	$ 3,372,074
4,954,628		Federal Home Loan Mortgage Corp. REMIC, Series KF93, Class AL, 4.749% (30-DAY AVERAGE SOFR +0.394%), 10/25/2027	4,949,132
11,984,051		Federal Home Loan Mortgage Corp. REMIC, Series KF94, Class AL, 4.769% (30-DAY AVERAGE SOFR +0.414%), 11/25/2030	11,948,286
12,798,490		Federal Home Loan Mortgage Corp. REMIC, Series KF95, Class AL, 4.729% (30-DAY AVERAGE SOFR +0.374%), 11/25/2030	12,739,696
11,381,681		Federal Home Loan Mortgage Corp. REMIC, Series KF96, Class AL, 4.729% (30-DAY AVERAGE SOFR +0.374%), 12/25/2030	11,341,914
18,261,501		Federal Home Loan Mortgage Corp. REMIC, Series KF98, Class AL, 4.639% (30-DAY AVERAGE SOFR +0.284%), 12/25/2030	18,136,512
		TOTAL	77,969,955
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $184,825,816)	184,851,074
		MORTGAGE-BACKED SECURITIES—2.8%
		Federal Home Loan Mortgage Corporation—2.2%
23,521,625	[1]	Federal Home Loan Mortgage Corp., Pool 2014-38, 5.500% (30-DAY AVERAGE SOFR +0.514%), 4/1/2054	23,748,621
25,000,000		Federal Home Loan Mortgage Corp., Pool RQ0056, 5.500%, 10/1/2055	25,219,778
21,608,925		Federal Home Loan Mortgage Corp., Pool SD8431, 5.500%, 5/1/2054	21,817,461
		TOTAL	70,785,860
		Federal National Mortgage Association—0.6%
193,743		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033	204,132
18,498,385		Federal National Mortgage Association, Pool DB0774, 6.000%, 3/1/2054	18,907,760
		TOTAL	19,111,892
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $89,350,083)	89,897,752
	[1]	AGENCY RISK TRANSFER SECURITIES—0.7%
12,000,000		FNMA CAS 2023-R05, Series 2023-R05, Class 1M2, 7.456% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043	12,462,560
11,000,000		FNMA CAS 2023-R08, Series 2023-R08, Class 1M2, 6.856% (30-DAY AVERAGE SOFR +2.500%), 10/25/2043	11,253,711
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $23,000,000)	23,716,271
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
163,980		FNMA ARM, 4.187%, 8/1/2033	160,578
10,652		FNMA ARM, 4.643%, 4/1/2030	10,533
155,398		FNMA ARM, 4.757%, 7/1/2034	152,809
23,510		FNMA ARM, 5.621%, 5/1/2040	23,499
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $358,174)	347,419
		INVESTMENT COMPANIES—12.4%
12,148,901		Bank Loan Core Fund	104,237,572
237,676,716		Federated Hermes Government Obligations Fund, Premier Shares, 4.06%[4]	237,676,716
7,052,463		Project and Trade Finance Core Fund	63,049,019
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $405,785,369)	404,963,307
		TOTAL INVESTMENT IN SECURITIES—102.2% (IDENTIFIED COST $3,327,668,950)[5]	3,334,202,695
		OTHER ASSETS AND LIABILITIES - NET—(2.2)%[6]	(72,987,469)
		NET ASSETS—100%	$3,261,215,226
Annual Financial Statements and Additional Information
11

At September 30, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures:
United States Treasury Notes 5-Year Short Futures	760	$82,988,438	December 2025	$(104,790)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2025, were as follows:
Affiliates	Value as of 9/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 9/30/2025	Shares Held as of 9/30/2025	Dividend Income
Bank Loan Core Fund	$40,652,847	$64,628,597	$—	$(1,043,872)	$—	$104,237,572	12,148,901	$5,628,565
Federated Hermes Government Obli- gations Fund, Premier Shares*	$133,309,053	$1,469,657,780	$(1,365,290,117)	$—	$—	$237,676,716	237,676,716	$6,536,899
High Yield Bond Core Fund	$46,266,937	$935,742	$(46,742,388)	$(1,532,500)	$1,072,209	$—	—	$945,181
Project and Trade Finance Core Fund	$30,000,000	$32,663,596	$—	$385,423	$—	$63,049,019	7,052,463	$2,663,015
TOTAL OF AFFILIATED TRANSAC- TIONS	$250,228,837	$1,567,885,715	$(1,412,032,505)	$(2,190,949)	$1,072,209	$404,963,307	256,878,080	$15,773,660

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $3,327,668,950.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at September 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information
12

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$1,266,240,065	$0	$1,266,240,065
Corporate Bonds	—	841,517,719	—	841,517,719
Collateralized Mortgage Obligations	—	522,669,088	—	522,669,088
Commercial Mortgage-Backed Securities	—	184,851,074	—	184,851,074
Mortgage-Backed Securities	—	89,897,752	—	89,897,752
Agency Risk Transfer Securities	—	23,716,271	—	23,716,271
Adjustable Rate Mortgages	—	347,419	—	347,419
Investment Companies	341,914,288	—	—	341,914,288
Other Investments[1]	—	—	—	63,049,019
TOTAL SECURITIES	$341,914,288	$2,929,239,388	$0	$3,334,202,695
Other Financial Instruments:[2]
Liabilities	$(104,790)	$—	$—	$(104,790)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $63,049,019 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above but is included in the Total column. The price of shares redeemed of Project and Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CAS	—Connecticut Avenue Securities
CMT	—Constant Maturity Treasury
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
13

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.30	$9.09	$8.96	$9.22	$9.19
Income From Investment Operations:
Net investment income (loss)[1]	0.45	0.41	0.24	0.08	0.06
Net realized and unrealized gain (loss)	0.02	0.21	0.14	(0.26)	0.04
Total From Investment Operations	0.47	0.62	0.38	(0.18)	0.10
Less Distributions:
Distributions from net investment income	(0.45)	(0.41)	(0.25)	(0.08)	(0.07)
Net Asset Value, End of Period	$9.32	$9.30	$9.09	$8.96	$9.22
Total Return[2]	5.16%	7.00%	4.35%	(1.96)%	1.07%
Ratios to Average Net Assets:
Net expenses[3]	0.51%	0.51%	0.51%	0.51%	0.51%
Net investment income	4.83%	4.47%	2.65%	0.82%	0.69%
Expense waiver/reimbursement[4]	0.12%	0.13%	0.11%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$417,723	$289,980	$345,077	$792,306	$1,604,459
Portfolio turnover[5]	30%	49%	12%	16%	26%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
14

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.30	$9.08	$8.96	$9.22	$9.19
Income From Investment Operations:
Net investment income (loss)[1]	0.46	0.42	0.25	0.09	0.08
Net realized and unrealized gain (loss)	0.01	0.23	0.14	(0.26)	0.03
Total From Investment Operations	0.47	0.65	0.39	(0.17)	0.11
Less Distributions:
Distributions from net investment income	(0.46)	(0.43)	(0.27)	(0.09)	(0.08)
Net Asset Value, End of Period	$9.31	$9.30	$9.08	$8.96	$9.22
Total Return[2]	5.21%	7.27%	4.39%	(1.82)%	1.22%
Ratios to Average Net Assets:
Net expenses[3]	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income	4.98%	4.62%	2.83%	0.99%	0.85%
Expense waiver/reimbursement[4]	0.08%	0.08%	0.08%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,797,029	$1,559,408	$2,144,885	$4,161,788	$6,845,790
Portfolio turnover[5]	30%	49%	12%	16%	26%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
15

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.30	$9.08	$8.96	$9.22	$9.19
Income From Investment Operations:
Net investment income (loss)[1]	0.45	0.42	0.25	0.08	0.06
Net realized and unrealized gain (loss)	0.02	0.22	0.13	(0.26)	0.04
Total From Investment Operations	0.47	0.64	0.38	(0.18)	0.10
Less Distributions:
Distributions from net investment income	(0.45)	(0.42)	(0.26)	(0.08)	(0.07)
Net Asset Value, End of Period	$9.32	$9.30	$9.08	$8.96	$9.22
Total Return[2]	5.22%	7.17%	4.29%	(1.91)%	1.12%
Ratios to Average Net Assets:
Net expenses[3]	0.46%	0.46%	0.46%	0.46%	0.46%
Net investment income	4.88%	4.53%	2.80%	0.94%	0.76%
Expense waiver/reimbursement[4]	0.08%	0.08%	0.08%	0.06%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,434	$12,162	$13,286	$15,180	$16,322
Portfolio turnover[5]	30%	49%	12%	16%	26%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
16

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.30	$9.08	$8.96	$9.22	$9.19
Income From Investment Operations:
Net investment income (loss)[1]	0.46	0.44	0.26	0.10	0.08
Net realized and unrealized gain (loss)	0.01	0.21	0.13	(0.27)	0.03
Total From Investment Operations	0.47	0.65	0.39	(0.17)	0.11
Less Distributions:
Distributions from net investment income	(0.46)	(0.43)	(0.27)	(0.09)	(0.08)
Net Asset Value, End of Period	$9.31	$9.30	$9.08	$8.96	$9.22
Total Return[2]	5.22%	7.28%	4.40%	(1.81)%	1.23%
Ratios to Average Net Assets:
Net expenses[3]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	4.99%	4.77%	2.86%	1.04%	0.85%
Expense waiver/reimbursement[4]	0.05%	0.05%	0.05%	0.04%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,032,030	$983,066	$437,282	$744,800	$805,078
Portfolio turnover[5]	30%	49%	12%	16%	26%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
17

Statement of Assets and Liabilities
September 30, 2025

Assets:
Investment in securities, at value including $4,362,278 of securities loaned and $404,963,307 of investments in affiliated holdings* (identified cost $3,327,668,950, including $405,785,369 of identified cost in affiliated holdings)	$3,334,202,695
Cash	305,301
Due from broker (Note 2)	950,000
Income receivable	10,958,541
Income receivable from affiliated holdings	1,858,609
Receivable for shares sold	9,197,979
Total Assets	3,357,473,125
Liabilities:
Payable for investments purchased	79,666,398
Payable for shares redeemed	9,839,795
Payable for variation margin on futures contracts	29,735
Payable for collateral due to broker for securities lending (Note 2)	4,451,750
Income distribution payable	1,854,350
Payable for investment adviser fee (Note 5)	18,996
Payable for administrative fee (Note 5)	6,884
Payable for other service fees (Notes 2 and 5)	47,778
Accrued expenses (Note 5)	342,213
Total Liabilities	96,257,899
Net assets for 350,223,250 shares outstanding	$3,261,215,226
Net Assets Consist of:
Paid-in capital	$3,360,160,710
Total distributable earnings (loss)	(98,945,484)
Net Assets	$3,261,215,226
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($417,722,602 ÷ 44,831,490) shares outstanding, $0.001 par value, 2,000,000,000 shares authorized	$9.32
Institutional Shares:
Net asset value per share ($1,797,028,512 ÷ 192,988,755) shares outstanding, $0.001 par value, 1,000,000,000 shares authorized	$9.31
Service Shares:
Net asset value per share ($14,434,033 ÷ 1,549,465) shares outstanding, $0.001 par value, 1,000,000,000 shares authorized	$9.32
Class R6 Shares:
Net asset value per share ($1,032,030,079 ÷ 110,853,540) shares outstanding, $0.001 par value, 500,000,000 shares authorized	$9.31

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
18

Statement of Operations
Year Ended September 30, 2025

Investment Income:
Interest	$138,952,706
Dividends received from affiliated holdings*	15,729,039
Net income on securities loaned (includes $44,621 earned from affiliated holdings related to cash collateral balances) (Note 2)	12,867
TOTAL INCOME	154,694,612
Expenses:
Investment adviser fee (Note 5)	8,396,213
Administrative fee (Note 5)	2,247,714
Custodian fees	100,440
Transfer agent fees (Note 2)	1,141,965
Directors’/Trustees’ fees (Note 5)	16,738
Auditing fees	42,022
Legal fees	13,574
Portfolio accounting fees	230,527
Other service fees (Notes 2 and 5)	490,392
Share registration costs	256,354
Printing and postage	224,933
Miscellaneous (Note 5)	33,491
TOTAL EXPENSES	13,194,363
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,533,847)
Reimbursement of other operating expenses (Notes 2 and 5)	(702,891)
TOTAL WAIVER AND REIMBURSEMENTS	(2,236,738)
Net expenses	10,957,625
Net investment income	143,736,987
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including net realized gain of $1,072,209 on sales of investments in affiliated holdings*)	(213,798)
Net realized gain on futures contracts	677,967
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(2,190,949) on investments in affiliated holdings*)	4,406,529
Net change in unrealized appreciation of futures contracts	(140,791)
Net realized and unrealized gain (loss) on investments and futures contracts	4,729,907
Change in net assets resulting from operations	$148,466,894

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
19

Statement of Changes in Net Assets

Year Ended September 30	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$143,736,987	$129,253,998
Net realized gain (loss)	464,169	(17,829,373)
Net change in unrealized appreciation/depreciation	4,265,738	83,233,083
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	148,466,894	194,657,708
Distributions to Shareholders:
Class A Shares	(15,341,092)	(13,823,162)
Institutional Shares	(78,971,384)	(80,297,759)
Service Shares	(676,769)	(570,735)
Class R6 Shares	(48,777,325)	(34,358,061)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(143,766,570)	(129,049,717)
Share Transactions:
Proceeds from sale of shares	1,851,065,906	1,534,975,399
Net asset value of shares issued to shareholders in payment of distributions declared	122,735,838	105,675,908
Cost of shares redeemed	(1,561,902,758)	(1,802,173,889)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	411,898,986	(161,522,582)
Change in net assets	416,599,310	(95,914,591)
Net Assets:
Beginning of period	2,844,615,916	2,940,530,507
End of period	$3,261,215,226	$2,844,615,916
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
20

Notes to Financial Statements
September 30, 2025
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information
21

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $2,236,738 is disclosed in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended September 30, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$283,050	$(224,292)
Institutional Shares	768,701	(474,791)
Service Shares	6,622	(3,808)
Class R6 Shares	83,592	—
TOTAL	$1,141,965	$(702,891)
Annual Financial Statements and Additional Information
22

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. The Fund will incur or pay up to 0.15% and 0.10% of the maximum 0.25% on Class A Shares and Service Shares, respectively, until such time as approved by the Directors. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended September 30, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$476,756
Service Shares	13,636
TOTAL	$490,392
For the year ended September 30, 2025, the Fund’s Institutional Shares did not incur other service fees. The Fund’s Institutional Shares will not incur and pay such fees until such time as approved by the Directors.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $68,765,036. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security,
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23

the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of September 30, 2025, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$4,362,278	$4,451,750
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$(104,790)*

*
Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$677,967

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(140,791)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Year Ended 9/30/2025		Year Ended 9/30/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	24,852,843	$231,027,332	5,615,539	$51,761,789
Shares issued to shareholders in payment of distributions declared	1,564,497	14,538,001	1,423,546	13,102,023
Shares redeemed	(12,751,217)	(118,449,459)	(13,855,271)	(127,348,314)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	13,666,123	$127,115,874	(6,816,186)	$(62,484,502)
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24

	Year Ended 9/30/2025		Year Ended 9/30/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	90,727,056	$842,409,180	59,577,298	$548,118,785
Shares issued to shareholders in payment of distributions declared	6,950,180	64,540,002	7,029,190	64,672,392
Shares redeemed	(72,388,704)	(671,879,445)	(135,124,491)	(1,239,444,753)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	25,288,532	$235,069,737	(68,518,003)	$(626,653,576)
	Year Ended 9/30/2025		Year Ended 9/30/2024
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	448,895	$4,166,936	87,394	$804,153
Shares issued to shareholders in payment of distributions declared	72,191	670,668	61,362	564,842
Shares redeemed	(278,937)	(2,589,650)	(304,112)	(2,793,981)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	242,149	$2,247,954	(155,356)	$(1,424,986)
	Year Ended 9/30/2025		Year Ended 9/30/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	83,360,256	$773,462,458	101,601,093	$934,290,672
Shares issued to shareholders in payment of distributions declared	4,629,483	42,987,167	2,964,849	27,336,651
Shares redeemed	(82,868,585)	(768,984,204)	(47,000,319)	(432,586,841)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	5,121,154	$47,465,421	57,565,623	$529,040,482
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	44,317,958	$411,898,986	(17,923,922)	$(161,522,582)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$143,766,570	$129,049,717
As of September 30, 2025, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(332,679)
Net unrealized appreciation	$6,533,745
Capital loss carryforwards	$(105,146,550)
TOTAL	$(98,945,484)
At September 30, 2025, the cost of investments for federal tax purposes was $3,327,668,950. The net unrealized appreciation of investments for federal tax purposes was $6,533,745. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $21,714,721 and unrealized depreciation from investments for those securities having an excess of cost over value of $15,180,976. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for mark-to-market on futures contracts.
As of September 30, 2025, the Fund had a capital loss carryforward of $105,146,550 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$9,584,619	$95,561,931	$105,146,550
The Fund used capital loss carryforwards of $800,011 to offset capital gains realized during the year ended September 30, 2025.
Annual Financial Statements and Additional Information
25

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.29% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended September 30, 2025, the Adviser voluntarily waived $1,427,601 of its fee and voluntarily reimbursed $702,891 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2025, the Adviser reimbursed $106,246.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2025, FSC did not retain sales charges from the sale of the Class A Shares.
Other Service Fees
For the year ended September 30, 2025, FSSC received $1,554 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective December 1, 2025, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.51%, 0.36%, 0.46% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2025, were as follows:
Purchases	$1,063,487,324
Sales	$649,175,824
Annual Financial Statements and Additional Information
26

8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2025, the Fund had no outstanding loans. During the year ended September 30, 2025, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2025, there were no outstanding loans. During the year ended September 30, 2025, the program was not utilized.
10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended September 30, 2025, 99.9% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information
27

Report of Independent Registered Public Accounting Firm
To the Shareholders of Federated Hermes Ultrashort Bond Fund and the Board of Directors of Federated Hermes Total Return Series, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Ultrashort Bond Fund (the Fund), a portfolio of Federated Hermes Total Return Series, Inc., including the portfolio of investments, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, transfer agent of the underlying funds and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
November 21, 2025
Annual Financial Statements and Additional Information
28

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Ultrashort Bond Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information
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The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2024, the Fund’s performance fell below the Performance Peer Group median for the three-year period, and was above the Performance Peer Group median for the one-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information
31

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. The Board considered the fact that the Adviser committed to permanently reduce fees of the Fund by 1 basis point, such reduction to be effective August 1, 2023.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems
Annual Financial Statements and Additional Information
32

capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
33

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Ultrashort Bond Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q762
CUSIP 31428Q747
CUSIP 31428Q754
CUSIP 31428Q713
29291 (11/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Core Bond Fund: Not Applicable.

Federated Hermes Ultrashort Bond Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Core Bond Fund: Not Applicable.

Federated Hermes Ultrashort Bond Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Core Bond Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Ultrashort Bond Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Core Bond Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Ultrashort Bond Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Total Return Series, Inc.

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  November 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  November 21, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  November 21, 2025